UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07917

                        WILSHIRE VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
               (Address of principal executive offices) (Zip code)

                           Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 310-260-6639

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----

COMMON STOCK -- 97.8%
CONSUMER DISCRETIONARY -- 11.8%
     1,312  Abercrombie & Fitch Co., Class A ......... $      31,226
     4,591  Advance Auto Parts, Inc. .................       188,598
     1,055  Amazon.com, Inc. + .......................        77,479
     4,357  American Eagle Outfitters, Inc. ..........        53,330
    13,329  Apollo Group, Inc., Class A + ............     1,044,060
     6,726  AutoNation, Inc. + .......................        93,357
     4,764  Autozone, Inc. + .........................       774,722
    13,800  Bed Bath & Beyond, Inc. + ................       341,550
    10,896  Best Buy Co., Inc. .......................       413,612
     7,828  Big Lots, Inc. + .........................       162,666
     2,668  Black & Decker Corp. .....................        84,202
     3,613  BorgWarner, Inc. .........................        73,344
     4,409  Career Education Corp. + .................       105,640
     3,169  Carnival Corp. ...........................        68,450
    15,135  Centex Corp. .............................       113,512
       201  Chipotle Mexican Grill, Inc., Class A + ..        13,342
    19,027  Coach, Inc. + ............................       317,751
   109,233  Comcast Corp. Special, Class A ...........     1,489,938
     9,152  Darden Restaurants, Inc. .................       313,547
     1,330  DeVry, Inc. ..............................        64,079
    30,947  DIRECTV Group, Inc. (The) + ..............       705,282
     9,080  Dollar Tree, Inc. + ......................       404,514
    32,171  DR Horton, Inc. ..........................       312,059
    17,491  Family Dollar Stores, Inc. ...............       583,675
     3,805  Foot Locker, Inc. ........................        39,876
     6,088  Fortune Brands, Inc. .....................       149,460
       875  GameStop Corp., Class A + ................        24,518
    55,628  Gap, Inc. (The) ..........................       722,608
     1,810  Harman International Industries, Inc. ....        24,489
    15,001  Hasbro, Inc. .............................       376,075
    44,215  Home Depot, Inc. (The) ...................     1,041,705
     4,754  International Game Technology ............        43,832
    55,570  Interpublic Group of Cos., Inc. + ........       228,948
       147  ITT Educational Services, Inc. + .........        17,849
     8,500  J.C. Penney Co., Inc. ....................       170,595
     3,912  Johnson Controls, Inc. ...................        46,944
     9,424  KB Home ..................................       124,208
       407  Kohl's Corp. + ...........................        17,224
    19,703  Leggett & Platt, Inc. ....................       255,942
    17,598  Lennar Corp., Class A ....................       132,161
   167,545  Lowe's Cos., Inc. ........................     3,057,696
    32,715  Ltd. Brands, Inc. ........................       284,620
    23,231  Macy's, Inc. .............................       206,756
       410  Marriott International, Inc., Class A ....         6,708
    62,593  McDonald's Corp. .........................     3,415,700
     7,989  McGraw-Hill Cos., Inc. (The) .............       182,709
       605  Meredith Corp. ...........................        10,067
     2,788  Mohawk Industries, Inc. + ................        83,278
     2,095  NetFlix, Inc. + ..........................        89,918
    60,800  News Corp., Class A ......................       402,496
       492  NVR, Inc. + ..............................       210,453
       694  Panera Bread Co., Class A + ..............        38,795
     7,021  Polo Ralph Lauren Corp., Class A .........       296,637
       454  priceline.com, Inc. + ....................        35,766
    26,978  Pulte Homes, Inc. ........................       294,870
    14,015  RadioShack Corp. .........................       120,109
     8,325  Ross Stores, Inc. ........................       298,701
    23,104  Sherwin-Williams Co. (The) ...............     1,200,715
     6,122  Stanley Works (The) ......................       178,273
    32,598  Starbucks Corp. + ........................       362,164
    49,653  Target Corp. .............................     1,707,566
     7,295  Time Warner Cable, Inc., Class A .........       180,922
    60,230  Time Warner, Inc. ........................     1,162,433

   SHARES                                                 VALUE
   ------                                                 -----

CONSUMER DISCRETIONARY -- 11.8% (CONTINUED)
     9,297  TJX Cos., Inc. ........................... $     238,375
    40,183  Toll Brothers, Inc. + ....................       729,723
       304  Viacom, Inc., Class B + ..................         5,284
       200  Viacom, Inc., Class A + ..................         3,734
     1,742  Walt Disney Co. (The) ....................        31,635
       124  Washington Post Co., Class B .............        44,280
                                                       -------------
                                                          26,126,752
                                                       -------------
CONSUMER STAPLES -- 10.5%
   101,919  Altria Group, Inc. .......................     1,632,742
    30,083  Archer-Daniels-Midland Co. ...............       835,706
       812  BJ's Wholesale Club, Inc. + ..............        25,976
       678  Campbell Soup Co. ........................        18,550
     5,306  Church & Dwight Co., Inc. ................       277,132
    13,701  Clorox Co. ...............................       705,327
    29,529  Coca-Cola Co. (The) ......................     1,297,800
    13,211  Coca-Cola Enterprises, Inc................       174,253
     1,659  Colgate-Palmolive Co. ....................        97,848
    11,413  Constellation Brands, Inc., Class A + ....       135,815
    57,910  CVS/Caremark Corp. .......................     1,591,946
     9,706  Dean Foods Co. + .........................       175,484
       152  Energizer Holdings, Inc. + ...............         7,553
     7,800  Estee Lauder Cos., Inc. (The), Class A ...       192,270
    12,237  General Mills, Inc. ......................       610,381
     2,628  Hansen Natural Corp. + ...................        94,608
    12,361  Hershey Co. (The) ........................       429,545
     7,800  HJ Heinz Co. .............................       257,868
     7,244  Kimberly-Clark Corp. .....................       334,021
    16,593  Kraft Foods, Inc., Class A ...............       369,858
     3,895  Kroger Co. (The) .........................        82,652
    15,775  Pepsi Bottling Group, Inc. ...............       349,258
    42,800  PepsiCo, Inc. ............................     2,203,344
    34,456  Philip Morris International, Inc. ........     1,225,945
    91,275  Procter & Gamble Co. .....................     4,298,140
     6,203  Safeway, Inc. ............................       125,239
     4,248  SUPERVALU, Inc. ..........................        60,661
    25,621  SYSCO Corp. ..............................       584,159
    94,034  Wal-Mart Stores, Inc. ....................     4,899,171
     1,759  Whole Foods Market, Inc. .................        29,551
                                                       -------------
                                                          23,122,803
                                                       -------------
ENERGY -- 12.3%
    24,033  Anadarko Petroleum Corp. .................       934,643
    17,054  Apache Corp. .............................     1,092,991
    18,961  Cameron International Corp. + ............       415,815
    48,621  Chevron Corp. ............................     3,269,276
     2,175  Cimarex Energy Co. .......................        39,977
     2,615  Comstock Resources, Inc. + ...............        77,927
    53,324  ConocoPhillips ...........................     2,088,168
    11,106  Devon Energy Corp. .......................       496,327
     7,164  Diamond Offshore Drilling, Inc. ..........       450,329
     7,465  ENSCO International, Inc. ................       197,076
     2,348  EOG Resources, Inc. ......................       128,576
   136,162  Exxon Mobil Corp. ........................     9,272,632
     4,490  FMC Technologies, Inc. + .................       140,851
    66,500  Halliburton Co. ..........................     1,028,755
     5,853  Hess Corp. ...............................       317,233
    17,013  Marathon Oil Corp. .......................       447,272
    23,535  Murphy Oil Corp. .........................     1,053,662
     4,110  National Oilwell Varco, Inc. + ...........       117,998
     5,205  Noble Corp. ..............................       125,389
     7,474  Noble Energy, Inc. .......................       402,699
    31,848  Occidental Petroleum Corp. ...............     1,772,341
     2,316  Peabody Energy Corp. .....................        57,993
     1,003  Pride International, Inc. + ..............        18,034
    52,844  Schlumberger, Ltd. .......................     2,146,523

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----

ENERGY -- 12.3% (CONTINUED)
     8,688  Sunoco, Inc. ............................. $     230,058
    10,276  Tesoro Corp. .............................       138,418
     5,286  Tidewater, Inc. ..........................       196,269
    22,371  Valero Energy Corp. ......................       400,441
                                                       -------------
                                                          27,057,673
                                                       -------------
FINANCIALS -- 10.0%
    22,352  Aflac, Inc. ..............................       432,735
    15,704  American Express Co. .....................       214,046
     1,562  American Financial Group, Inc. ...........        25,070
    21,994  Ameriprise Financial, Inc. ...............       450,657
     6,352  AON Corp. ................................       259,289
     3,870  Arthur J. Gallagher & Co. ................        65,790
     7,788  Associated Banc-Corp .....................       120,247
     2,740  Bancorpsouth, Inc. .......................        57,102
    66,919  Bank of America Corp. ....................       456,387
     1,134  Bank of Hawaii Corp. .....................        37,399
    27,434  Bank of New York Mellon Corp. (The) ......       775,011
    28,743  BB&T Corp. ...............................       486,332
    10,699  Brown & Brown, Inc. ......................       202,318
    26,631  Capital One Financial Corp. ..............       325,964
   113,893  Charles Schwab Corp. (The) ...............     1,765,342
    24,025  Chubb Corp. ..............................     1,016,738
    12,034  Cincinnati Financial Corp. ...............       275,218
    53,792  Citigroup, Inc. ..........................       136,094
       254  City National Corp. ......................         8,578
       654  CME Group, Inc., Class A .................       161,139
       259  Comerica, Inc. ...........................         4,742
     4,505  Commerce Bancshares, Inc. ................       163,532
     5,200  Cullen/Frost Bankers, Inc. ...............       244,088
    11,411  Discover Financial Services ..............        72,003
     9,975  Federated Investors, Inc., Class B .......       222,044
     1,434  First American Corp. .....................        38,015
     8,808  First Horizon National Corp. .............        94,601
     1,574  First Niagara Financial Group, Inc. ......        17,156
     3,034  FirstMerit Corp. .........................        55,219
     3,430  Franklin Resources, Inc. .................       184,774
    12,616  Goldman Sachs Group, Inc. (The) ..........     1,337,548
    11,471  HCC Insurance Holdings, Inc. .............       288,954
    10,400  Hudson City Bancorp, Inc. ................       121,576
    19,712  Huntington Bancshares, Inc. ..............        32,722
       257  IntercontinentalExchange, Inc. + .........        19,139
    90,478  Invesco, Ltd. ............................     1,254,025
    83,379  JPMorgan Chase & Co. .....................     2,216,214
    21,075  Loews Corp. ..............................       465,757
    39,191  MetLife, Inc. ............................       892,379
     2,673  Moody's Corp. ............................        61,265
    28,064  Morgan Stanley ...........................       639,017
    10,095  Northern Trust Corp. .....................       603,883
       409  NYSE Euronext ............................         7,321
    20,880  People's United Financial, Inc. ..........       375,214
    22,363  PNC Financial Services Group, Inc. .......       655,012
     7,821  Principal Financial Group, Inc. ..........        63,976
     8,422  Provident Bankshares Corp. ...............        59,375
    27,471  Prudential Financial, Inc. ...............       522,498
     2,383  Raymond James Financial, Inc. ............        46,945
     3,927  Regions Financial Corp. ..................        16,729
     1,017  State Street Corp. .......................        31,303
       636  SunTrust Banks, Inc. .....................         7,467
       886  T Rowe Price Group, Inc. .................        25,570
     7,116  TCF Financial Corp. ......................        83,684
     2,577  Torchmark Corp. ..........................        67,595
    38,327  Travelers Cos., Inc. (The) ...............     1,557,609
    38,343  U.S. Bancorp .............................       560,191
    17,786  Unum Group ...............................       222,325
     1,728  Valley National Bancorp ..................        21,375

   SHARES                                                 VALUE
   ------                                                 -----

FINANCIALS -- 10.0% (CONTINUED)
    14,112  W.R. Berkley Corp. ....................... $     318,226
    84,234  Wells Fargo & Co. ........................     1,199,492
       621  Zions Bancorporation .....................         6,104
                                                       -------------
                                                          22,148,120
                                                       -------------
HEALTH CARE -- 15.4%
    57,140  Abbott Laboratories ......................     2,725,578
    41,898  Aetna, Inc. ..............................     1,019,378
    11,900  Alcon, Inc. ..............................     1,081,829
    54,802  Amgen, Inc. + ............................     2,713,795
     4,640  Baxter International, Inc. ...............       237,661
    13,120  Biogen Idec, Inc. + ......................       687,750
    54,682  Boston Scientific Corp. + ................       434,722
    91,194  Bristol-Myers Squibb Co. .................     1,998,972
     1,934  C.R. Bard, Inc. ..........................       154,178
     5,517  Cephalon, Inc. + .........................       375,708
    18,791  Cigna Corp. ..............................       330,534
       450  DaVita, Inc. + ...........................        19,777
       471  Edwards Lifesciences Corp. + .............        28,557
    46,819  Eli Lilly & Co. ..........................     1,564,223
    10,329  Endo Pharmaceuticals Holdings, Inc. + ....       182,617
    21,405  Forest Laboratories, Inc. + ..............       470,054
     2,376  Gen-Probe, Inc. + ........................       108,298
     5,120  Gilead Sciences, Inc. + ..................       237,158
     1,268  Health Net, Inc. + .......................        18,361
     2,113  Henry Schein, Inc. + .....................        84,541
     3,251  Hologic, Inc. + ..........................        42,556
       223  Hospira, Inc. + ..........................         6,882
    17,515  Humana, Inc. + ...........................       456,791
     4,776  IMS Health, Inc. .........................        59,557
    90,080  Johnson & Johnson ........................     4,738,208
       344  Kinetic Concepts, Inc. + .................         7,265
    31,085  King Pharmaceuticals, Inc. + .............       219,771
    10,872  Life Technologies Corp. + ................       353,123
     7,690  Lincare Holdings, Inc. + .................       167,642
     1,431  McKesson Corp. ...........................        50,142
    27,325  Medtronic, Inc. ..........................       805,268
    80,975  Merck & Co., Inc. ........................     2,166,081
     6,838  Mylan, Inc. + ............................        91,697
     9,299  Omnicare, Inc. ...........................       227,733
   258,266  Pfizer, Inc. .............................     3,517,583
     7,780  Pharmaceutical Product Development, Inc...       184,542
    10,657  Quest Diagnostics, Inc. ..................       505,994
     3,917  Resmed, Inc. + ...........................       138,427
    72,663  Schering-Plough Corp. ....................     1,711,214
       411  St. Jude Medical, Inc. + .................        14,932
     1,016  STERIS Corp. .............................        23,652
     2,947  Teleflex, Inc. ...........................       115,198
     7,900  Teva Pharmaceutical Industries, Ltd.
             ADR .....................................       355,895
     8,453  Thermo Fisher Scientific, Inc. + .........       301,518
    45,052  UnitedHealth Group, Inc. .................       942,938
     4,129  Valeant Pharmaceuticals International + ..        73,455
     1,145  Varian Medical Systems, Inc. + ...........        34,854
     6,982  Waters Corp. + ...........................       257,985
     8,781  Watson Pharmaceuticals, Inc. + ...........       273,177
    15,181  WellPoint, Inc. + ........................       576,423
    21,955  Wyeth ....................................       944,943
     3,227  Zimmer Holdings, Inc. +                          117,785
                                                       -------------
                                                          33,956,922
                                                       -------------
INDUSTRIALS -- 9.7%
    21,305  3M Co. ...................................     1,059,285
     4,408  AGCO Corp. + .............................        86,397
       156  Avery Dennison Corp. .....................         3,485

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----

INDUSTRIALS -- 9.7% (CONTINUED)
    29,919  Boeing Co.                                 $   1,064,518
     1,761  Burlington Northern Santa Fe Corp. .......       105,924
     4,365  Caterpillar, Inc. ........................       122,045
    17,293  Cooper Industries, Ltd., Class A .........       447,197
    14,017  CSX Corp. ................................       362,339
     3,729  Cummins, Inc. ............................        94,903
    23,246  Dover Corp. ..............................       613,229
    31,261  Emerson Electric Co. .....................       893,440
    20,923  FedEx Corp. ..............................       930,864
    13,794  Fluor Corp. ..............................       476,583
    13,583  General Dynamics Corp. ...................       564,917
   314,868  General Electric Co. .....................     3,183,315
       647  Goodrich Corp. ...........................        24,515
       454  Granite Construction, Inc. ...............        17,016
     3,330  Harsco Corp. .............................        73,826
    43,568  Honeywell International, Inc. ............     1,213,805
     4,972  Hubbell, Inc., Class B ...................       134,045
    25,769  Illinois Tool Works, Inc. ................       794,974
     4,106  ITT Corp. ................................       157,958
       614  Jacobs Engineering Group, Inc. + .........        23,737
     1,713  L-3 Communications Holdings, Inc.,
             Class 3 .................................       116,142
    11,572  Lockheed Martin Corp. ....................       798,815
     7,080  Manpower, Inc. ...........................       223,233
    16,610  Masco Corp. ..............................       115,938
     6,621  Monster Worldwide, Inc. + ................        53,961
     1,126  MSC Industrial Direct Co., Class A .......        34,985
    10,602  Norfolk Southern Corp. ...................       357,818
    29,285  Northrop Grumman Corp. ...................     1,277,997
       239  Pall Corp. ...............................         4,883
    19,995  Parker Hannifin Corp. ....................       679,430
     5,819  Precision Castparts Corp. ................       348,558
       431  Raytheon Co. .............................        16,783
    16,708  Robert Half International, Inc. ..........       297,904
    10,611  Rockwell Automation, Inc. ................       231,744
     8,495  RR Donnelley & Sons Co. ..................        62,268
     4,484  Ryder System, Inc. .......................       126,942
     4,944  Shaw Group, Inc. (The) + .................       135,515
    22,918  Southwest Airlines Co. ...................       145,071
     1,041  Stericycle, Inc. + .......................        49,687
    33,500  Tyco International, Ltd. .................       655,260
    12,174  Union Pacific Corp. ......................       500,473
    42,703  United Parcel Service, Inc., Class B .....     2,101,842
    14,487  United Technologies Corp. ................       622,651
       879  URS Corp. + ..............................        35,520
     1,039  Waste Connections, Inc. + ................        26,702
       922  Waste Management, Inc. ...................        23,603
                                                       -------------
                                                          21,492,042
                                                       -------------
INFORMATION TECHNOLOGY -- 19.8%
    58,545  Adobe Systems, Inc. + ....................     1,252,278
    11,572  Affiliated Computer Services, Inc.,
             Class A + ...............................       554,183
    20,470  Agilent Technologies, Inc. + .............       314,624
       390  Akamai Technologies, Inc. + ..............         7,566
     6,488  Alliance Data Systems Corp. + ............       239,732
     4,155  Altera Corp. .............................        72,920
     4,757  Analog Devices, Inc. .....................        91,667
    27,689  Apple, Inc. + ............................     2,910,668
     7,465  Applied Materials, Inc. ..................        80,249
     3,754  Arrow Electronics, Inc. + ................        71,551
     2,814  Atmel Corp. + ............................        10,215
    20,811  Autodesk, Inc. + .........................       349,833
     3,411  Automatic Data Processing, Inc. ..........       119,931
     8,516  Avnet, Inc. + ............................       149,115
     1,710  BMC Software, Inc. + .....................        56,430


   SHARES                                                 VALUE
   ------                                                 -----

INFORMATION TECHNOLOGY -- 19.8% (CONTINUED)
     6,375  Broadcom Corp., Class A + ................ $     127,373
     7,145  Broadridge Financial Solutions, Inc. .....       132,968
       880  CA, Inc. .................................        15,497
   193,713  Cisco Systems, Inc. + ....................     3,248,567
    18,274  Computer Sciences Corp. + ................       673,214
    29,628  Compuware Corp. + ........................       195,248
       844  Convergys Corp. + ........................         6,820
    12,202  Dell, Inc. + .............................       115,675
       632  Diebold, Inc. ............................        13,493
    85,472  eBay, Inc. + .............................     1,073,528
   197,254  EMC Corp. + ..............................     2,248,696
     1,065  F5 Networks, Inc. + ......................        22,312
     8,760  Fidelity National Information Services,
             Inc. ....................................       159,432
    15,267  Fiserv, Inc. + ...........................       556,635
     5,230  Global Payments, Inc. ....................       174,734
     4,325  Google, Inc., Class A + ..................     1,505,360
       689  Harris Corp. .............................        19,940
     1,982  Hewitt Associates, Inc., Class A + .......        58,984
    82,791  Hewlett-Packard Co. ......................     2,654,279
    16,216  Ingram Micro, Inc., Class A + ............       204,971
   209,614  Intel Corp. ..............................     3,154,691
    40,701  International Business Machines Corp. ....     3,943,520
     1,498  Intersil Corp., Class A ..................        17,227
     9,945  Jabil Circuit, Inc. ......................        55,294
    10,702  Juniper Networks, Inc. + .................       161,172
     5,659  Kla-Tencor Corp. .........................       113,180
    15,684  Lam Research Corp. + .....................       357,125
     3,359  Lender Processing Services, Inc. .........       102,819
     9,761  Lexmark International, Inc., Class A + ...       164,668
    36,620  LSI Corp. + ..............................       111,325
       138  McAfee, Inc. + ...........................         4,623
     1,904  Metavante Technologies, Inc. + ...........        38,004
     1,773  Micron Technology, Inc. + ................         7,198
   271,731  Microsoft Corp. ..........................     4,991,698
    17,638  Molex, Inc. ..............................       242,346
     9,186  National Semiconductor Corp. .............        94,340
     1,985  NCR Corp. + ..............................        15,781
    40,747  NetApp, Inc. + ...........................       604,685
       549  NeuStar, Inc., Class A + .................         9,196
    16,557  Novell, Inc. + ...........................        70,533
    12,370  Novellus Systems, Inc. + .................       205,713
   136,143  Oracle Corp. .............................     2,460,104
       149  Paychex, Inc. ............................         3,825
     8,676  QLogic Corp. + ...........................        96,477
    18,099  QUALCOMM, Inc. ...........................       704,232
    14,263  SAIC, Inc. + .............................       266,290
     3,654  Sun Microsystems, Inc. + .................        26,747
     8,193  Sybase, Inc. + ...........................       248,166
    52,488  Symantec Corp. + .........................       784,171
     8,877  Synopsys, Inc. + .........................       184,020
   120,700  Taiwan Semiconductor Manufacturing
             Co., Ltd. ADR ...........................     1,080,265
    49,531  Tellabs, Inc. + ..........................       226,852
    15,608  Teradata Corp. + .........................       253,162
     7,442  Teradyne, Inc. + .........................        32,596
    83,526  Texas Instruments, Inc. ..................     1,379,014
    15,082  Total System Services, Inc. ..............       208,282
    17,204  VeriSign, Inc. + .........................       324,639
    12,408  Western Digital Corp. + ..................       239,971
    42,362  Western Union Co. (The) ..................       532,490
    62,781  Yahoo!, Inc. + ...........................       804,225
                                                       -------------
                                                          43,809,354
                                                       -------------
MATERIALS -- 2.4%
     1,459  Air Products & Chemicals, Inc. ...........        82,069

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----
MATERIALS -- 2.4% (CONTINUED)
     5,317  Airgas, Inc. ............................. $     179,768
       159  Allegheny Technologies, Inc. .............         3,487
     1,099  Ball Corp. ...............................        47,697
    33,400  Barrick Gold Corp. .......................     1,082,828
     6,300  Bemis Co., Inc. ..........................       132,111
       214  Ecolab, Inc. .............................         7,432
     8,016  EI Du Pont de Nemours & Co. ..............       178,997
       662  Freeport-McMoRan Copper & Gold, Inc. .....        25,229
     6,493  International Paper Co. ..................        45,711
    15,601  MeadWestvaco Corp. .......................       187,056
     5,426  Monsanto Co. .............................       450,901
    20,569  Newmont Mining Corp. .....................       920,668
    28,995  Nucor Corp. ..............................     1,106,739
     6,368  Pactiv Corp. + ...........................        92,909
     1,137  PPG Industries, Inc. .....................        41,955
       713  Reliance Steel & Aluminum Co. ............        18,773
     3,879  Rohm & Haas Co. ..........................       305,820
     3,114  RPM International, Inc. ..................        39,641
     2,632  Scotts Miracle-Gro Co. (The), Class A ....        91,331
     7,147  Sealed Air Corp. .........................        98,628
     5,061  Sonoco Products Co. ......................       106,180
     3,909  Terra Industries, Inc. ...................       109,804
       191  Vulcan Materials Co. .....................         8,459
                                                       -------------
                                                           5,364,193
                                                       -------------
TELECOMMUNICATION SERVICES -- 3.3%
   153,450  AT&T, Inc. ...............................     3,866,940
    49,545  Qwest Communications International,
             Inc. ....................................       169,444
    40,253  Sprint Nextel Corp. + ....................       143,703
       168  Telephone & Data Systems, Inc. ...........         4,454
   101,733  Verizon Communications, Inc. .............     3,072,336
                                                       -------------
                                                           7,256,877
                                                       -------------
UTILITIES -- 2.6%
    13,288  AES Corp. (The) + ........................        77,203
     3,197  Aqua America, Inc. .......................        63,940
     3,803  Consolidated Edison, Inc. ................       150,637
     1,259  Constellation Energy Group, Inc. .........        26,011
     1,485  DPL, Inc. ................................        33,472
     1,452  Entergy Corp. ............................        98,867
     1,112  Equities Corp. ...........................        34,839
    33,153  Exelon Corp. .............................     1,504,815
     1,903  FPL Group, Inc. ..........................        96,539
       649  National Fuel Gas Co. ....................        19,905
     9,411  NSTAR ....................................       300,023
    33,616  PG&E Corp. ...............................     1,284,803
     8,207  Pinnacle West Capital Corp. ..............       217,978
    13,141  Progress Energy, Inc. ....................       476,492
       478  Public Service Enterprise Group, Inc. ....        14,087
    24,971  Southern Co. .............................       764,612
    10,608  UGI Corp. ................................       250,455
     2,129  Vectren Corp. ............................        44,901
     1,702  Wisconsin Energy Corp. ...................        70,071
    11,967  Xcel Energy, Inc. ........................       222,945
                                                       -------------
                                                           5,752,595
                                                       -------------
Total Common Stock (Cost $253,135,635)                   216,087,331
                                                      --------------
                           Maturity
                             DATE          PAR
                           ---------       ---
U.S. TREASURY OBLIGATIONS-- 0.2%
    U.S. Treasury Bills
     0.000%(a)(c)          07/16/09      $100,000             99,940
     0.000%(a)             04/23/09       100,000             99,992
     0.000%(a)             04/09/09       200,000            199,995


   SHARES                                                 VALUE
   ------                                                 -----

Total U.S. Treasury Obligations (Cost $399,945)        $     399,927
                                                       -------------
CASH EQUIVALENT -- 0.8%
 1,923,780  PNC Institutional Money Market Trust,
             0.050% (b)
             (Cost $1,923,780) .......................     1,923,780
                                                       -------------

Total Investments-- 98.8%
(Cost $255,459,360)++                                    218,411,038
Other Assets & Liabilities, Net-- 1.2%                     2,570,684
                                                       -------------
NET ASSETS-- 100.0%                                    $ 220,981,722
                                                       =============



     ADR -- American Depositary Receipt
+    Non-income producing security.
(a)  The rate reported is the effective yield at time of purchase.
(b)  The rate reported is the 7-day effective yield at time of purchase.
(c)  Security held at broker as collateral for open futures contracts.


FUTURE CONTRACTS - LONG POSITIONS

   Number
     of                                                 Unrealized
  Contracts                                            Appreciation
  ---------                                            -------------
     16       CME E-Mini S&P 500,
              Expires June 2#09 ...................... $      60,936
                                                       =============



++ At March 31, 2009, the tax basis cost of the Fund's investments was $255,459,360, and the unrealized appreciation and depreciation were $5,464,989 and $(42,513,311) respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                     MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  ------
INVESTMENTS IN UNDERLYING FUNDS - 99.7%
 4,857,539  Wilshire Large Cap Core 130/30 Fund* ...  $  26,716,464
 4,315,472  Wilshire Variable Insurance Trust Equity
            Fund* ..................................     52,691,915
 5,558,305  Wilshire Variable Insurance Trust Income
            Fund* ..................................     58,973,613
                                                      -------------
Total Investments in Underlying Funds-99.7%
(Cost $170,347,849) +                                   138,381,992

Other Assets & Liabilities, Net - 0.3%                      414,572
                                                      -------------
NET ASSETS - 100.0%                                   $ 138,796,564
                                                      =============


*    Affiliated Fund

+ At March 31, 2009, the tax basis cost of the Fund's investments was $170,347,849, and the unrealized appreciation and depreciation were $272,454 and $(32,238,311), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

ASSET BACKED SECURITIES -- 3.4%

Amortizing Residential Collateral
Trust
0.802%(a)                          01/01/32     $    35,780     $     16,970
Bayview Financial Acquisition
Trust
1.198%(a)                          02/28/44         100,654           80,126
Conseco Finance Securitizations
Corp.
8.500%(a) (b)                      03/01/33         380,799           32,048
Conseco Financial Corp.
9.150%                             01/15/18          18,359           12,453
Countrywide Home Equity Loan
Trust
0.726%(a)                          05/15/36         364,455           98,891
Delta Funding Home Equity
Loan Trust
7.040%                             06/25/27           5,811            5,793
Green Tree Home Improvement
Loan Trust
7.600%                             07/15/20           4,940            3,707
Green Tree Recreational
Equipment & Consumer Trust
7.250%                             03/15/29          29,571           12,076
Lehman XS Trust
0.782%(a)                          02/25/46         307,618          111,236
Morgan Stanley Mortgage Loan
Trust
0.672%(a)                          03/25/36         170,900           34,375
MSDWCC Heloc Trust
0.712%(a)                          07/25/17          22,048           11,765
Nelnet Student Loan Trust
2.639%(a)                          04/25/24         200,000          173,694
SACO I, Inc.
0.652%(a)                          06/25/36         248,331           16,729
0.692%(a)                          03/25/36         208,217           35,151
0.802%(a)                          09/25/35          62,920           35,433
Salomon Brothers Mortgage
Securities VII, Inc.
0.822%(a)                          03/25/32          33,634           28,763
Securitized Asset Backed
Receivables LLC Trust
0.752%(a)                          02/25/37         920,522          410,530
SG Mortgage Securities Trust
0.762%(a)                          12/25/36         894,343          545,469
WAMU Asset-Backed Certificates
0.612%(a)                          05/25/37         678,680          583,559
0.692%(a)                          05/25/37       1,300,000          757,096
0.812%(a)                          05/25/47       1,300,000          296,105
                                                                ------------
Total Asset Backed Securities (Cost $6,935,420)                    3,301,969
                                                                ------------


                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

COLLATERALIZED MORTGAGE OBLIGATIONS -- 49.8%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 40.4%
Federal Home Loan Mortgage
Corp.
5.000%                             10/01/33     $   574,057     $    594,446
5.000%                             09/01/33         283,667          293,742
5.000%                             09/01/33         264,385          273,776
5.000%                             09/01/33         589,000          609,920
5.000%                             08/01/33         884,057          915,456
5.569%(a)                          01/01/38       1,137,579        1,178,392
5.634%(a)                          05/01/37       1,143,899        1,184,770
Federal Home Loan Mortgage
Corp. TBA
5.000                              04/01/36         500,000          515,625
Federal National Mortgage
Association
5.000%                             06/01/35         731,181          756,258
5.000%                             12/01/35       2,695,721        2,788,176
5.334%(a)                          08/01/37         437,652          451,207
5.500%                             02/01/22          76,104           79,435
5.500%                             11/01/36         745,913          775,108
5.500%                             09/01/35       2,635,002        2,740,608
5.500%                             04/01/36       1,195,188        1,234,543
5.500%                             11/01/21          89,777           93,753
5.500%                             08/01/37         839,926          873,589
6.036%(a)                          01/01/37         642,055          668,652
6.500%                             11/01/37         121,371          128,000
7.000%                             05/01/32          58,650           63,602
Federal National Mortgage
Association TBA
4.000%                             04/01/39         800,000          804,500
5.000%                             04/30/37      13,300,000       13,723,938
5.000%                             04/30/20       4,300,000        4,458,563
5.500%                             04/30/35         500,000          518,906
6.500%                             04/30/37       1,800,000        1,895,625
Government National Mortgage
Association
5.500%                             05/15/36         162,359          169,251
6.000%                             03/15/35         909,944          953,407
6.000%                             05/15/33         159,438          167,702
6.000%                             03/15/37         271,725          284,535
                                                                ------------
                                                                  39,195,485
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 9.4%
American Home Mortgage Assets
0.752%(a)                          05/25/46         271,633           51,163
Asset Securitization Corp.
6.422%(a)                          02/14/43         100,000           99,859
Banc of America Commercial
Mortgage, Inc.
5.620%                             02/10/51          10,000            7,344
5.658%(a)                          07/10/14          60,000           41,605
Banc of America Funding Corp.
4.933%(a)                          09/20/35       1,626,478          779,829
Banc of America Mortgage
Securities, Inc.
5.408%(a)                          02/25/34          19,757           16,292

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
Bear Stearns Adjustable Rate
Mortgage Trust
5.306%(a)                          11/25/34     $    94,468     $     70,879
5.533%(a)                          02/25/34          72,617           43,161
Bear Stearns Commercial
Mortgage Securities
5.405%(a)                          12/11/40         500,000          392,996
Citigroup Mortgage Loan Trust,
Inc.
4.432%(a)                          09/25/34          81,347           50,978
5.244%(a)                          02/25/34          76,264           57,315
Countrywide Alternative Loan
Trust
0.755%(a)                          03/20/46          83,856           30,346
0.832%(a)                          10/25/35         129,956           55,198
5.058%(a)                          09/25/34         137,264           83,422
First Horizon Asset Securities,
Inc.
4.504%(a)                          02/25/35         427,173          326,411
GE Capital Commercial Mortgage
Corp.
5.543%                             02/10/17         210,000          125,199
Greenpoint Mortgage Funding
Trust
0.732%(a)                          04/25/36         674,033          239,843
Harborview Mortgage Loan Trust
0.706%(a)                          03/19/38       1,057,811          372,409
0.776%(a)                          05/19/35         145,875           53,526
Homebanc Mortgage Trust
0.822%(a)                          05/25/37         176,574           99,771
Impac CMB Trust
0.792%(a)                          05/25/35         139,861           57,542
Indymac INDA Mortgage Loan
Trust
6.165%(a)                          11/01/37         127,934           70,329
Indymac Index Mortgage Loan
Trust
0.642%(a)                          07/25/36         405,728          140,554
0.722%(a)                          06/25/47         371,763          131,277
0.782%(a)                          06/25/35         594,876          220,204
5.099%(a)                          09/25/35          87,259           49,162
5.135%(a)                          03/25/35         141,912           63,977
JP Morgan Chase Commercial
Mortgage Securities Corp.
5.281%(a)                          01/12/43         100,000           76,693
5.420%                             01/15/49         100,000           67,582
5.429%                             12/12/43         450,000          309,122
LB-UBS Commercial Mortgage
Trust
4.954%                             09/15/30         500,000          388,001
Luminent Mortgage Trust
0.712%(a)                          05/25/46         306,527          115,755
Master Adjustable Rate Mortgages Trust
0.722%(a)                          05/25/47         976,608          342,119
2.433%(a)                          12/25/46         309,356           67,981
4.817%(a)                          02/25/35         375,786          183,912
5.580%(a)                          12/25/34          20,904           12,027


                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
Morgan Stanley Capital I
4.989%                             08/13/42     $   240,000     $    193,074
5.692%(a)                          04/15/49       1,200,000          779,056
Morgan Stanley Mortgage Loan
Trust
0.842%(a)                          01/25/35         306,185          139,801
4.829%(a)                          08/25/34         144,609           84,576
5.085%(a)                          07/25/35         189,945          101,259
Prime Mortgage Trust
8.000%                             07/25/34         209,094          164,024
RBSGC Mortgage Pass Through
Certificates
0.972%(a)                          01/25/37         353,277          139,915
Residential Accredit Loans, Inc.
0.612%(a)                          10/25/46         307,899          245,139
0.882%(a)                          01/25/37         382,426          161,582
Residential Asset Securitization
Trust
4.750%                             02/25/19         723,405          587,536
Structured Adjustable Rate
Mortgage Loan Trust
5.071%(a)                          11/25/34         138,350           88,085
5.189%(a)                          01/25/35         155,897           84,702
Thornburg Mortgage Securities
Trust
6.200%(a)                          09/25/37         382,145          238,952
6.210%(a)                          08/30/37         406,813          282,251
WaMu Mortgage Pass Through
Certificates
0.752%(a)                          04/25/45         142,322           57,935
4.830%(a)                          10/25/35         397,144          215,416
Washington Mutual MSC
Mortgage Pass-Through
Certificates
4.401%(a)                          01/25/35          67,278           33,249
Wells Fargo Mortgage Backed
Securities Trust
5.240%(a)                          04/25/36         105,538           63,825
Zuni Mortgage Loan Trust
0.652%(a)                          08/25/36         145,903          138,871
                                                                ------------
                                                                   9,093,031
                                                                ------------
Total Collateralized Mortgage Obligations (Cost $54,659,651)      48,288,516
                                                                ------------

COMMON STOCK -- 0.0%
CB Premiere Escrow Security(b)(e)
(Cost$-)                                             10,000              100
                                                                ------------

CORPORATE BONDS -- 26.7%

CONSUMER DISCRETIONARY -- 2.3%
Boyd Gaming Corp.
6.750%                             04/15/14          10,000            5,800
7.125%                             02/01/16          10,000            5,400

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----
CONSUMER DISCRETIONARY (CONTINUED)
Caesars Entertainment, Inc.
8.125%                             05/15/11     $    12,000     $      3,900
CCH I LLC/CCH I Capital
11.000% (b) (c)                    10/01/15          50,000            5,375
Clear Channel Communications,
Inc.
4.250%                             05/15/09          50,000           44,500
4.900%                             05/15/15          10,000            1,400
5.500%                             09/15/14          80,000           12,000
Comcast Corp.
6.500%                             01/15/17         200,000          197,983
6.500%                             01/15/15         665,000          661,256
CSC Holdings, Inc.
7.625%                             04/01/11          20,000           19,850
8.625% (d)                         02/15/19          30,000           28,875
Daimler Finance NA LLC
6.500%                             11/15/13          30,000           27,182
7.300%                             01/15/12         135,000          129,396
DI Finance/DynCorp
International
9.500%                             02/15/13          10,000            9,425
DirecTV Holdings LLC/DirecTV
Financing Co.
8.375%                             03/15/13          20,000           20,225
Eastman Kodak Co.
7.250%                             11/15/13          35,000           19,775
Ecostar DBS Corp.
7.000%                             10/01/13          20,000           18,550
7.750%                             05/31/15          40,000           36,800
Ford Motor Co.
4.250%                             12/15/36          20,000            6,975
7.450%                             07/16/31         200,000           63,500
General Motors Corp.
8.250%                             07/15/23          70,000            8,225
8.375%                             07/05/33          30,000            7,170
Hertz Corp.
8.875%                             01/01/14          35,000           21,219
10.500%                            01/01/16          15,000            6,525
Inn of the Mountain Gods Resort
& Casino
12.000%                            11/15/10          10,000            1,050
J.C. Penney Corp., Inc.
7.400%                             04/01/37          10,000            6,351
McDonald's Corp. MTN
5.350%                             03/01/18          80,000           84,552
MGM Mirage, Inc.
6.750%                             09/01/12          10,000            3,500
7.625%                             01/15/17          60,000           21,300
8.500%                             09/15/10          50,000           20,500
Mohegan Tribal Gaming
Authority
8.000%                             04/01/12           5,000            1,475
Oxford Industries, Inc.
8.875%                             06/01/11          10,000            7,300


                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----
CONSUMER DISCRETIONARY (CONTINUED)
Reed Elsevier Capital, Inc.
8.625%                             01/15/19     $   120,000     $    123,037
Service Corp. International
6.750%                             04/01/16          30,000           26,100
7.500%                             04/01/27          30,000           22,050
Station Casinos, Inc.
6.000% (b)                         04/01/12          20,000            5,000
7.750% (b) (c)                     08/15/16          70,000           16,100
Suburban Propane Partners
6.875%                             12/15/13          30,000           28,500
Time Warner Cable, Inc.
7.300%                             07/01/38         130,000          117,464
Time Warner, Inc.
6.875%                             05/01/12         400,000          407,120
TL Acquisitions, Inc.
10.500% (d)                        01/15/15          40,000           20,500
Visteon Corp.
8.250%                             08/01/10          12,000              600
12.250% (d)                        12/31/16          28,000            1,400
                                                                ------------
                                                                   2,275,205
                                                                ------------

CONSUMER STAPLES -- 1.2%
Altria Group, Inc.
9.700%                             11/10/18         380,000          414,286
CVS Caremark Corp.
6.600%                             03/15/19         380,000          383,008
Dr Pepper Snapple Group, Inc.
6.820%                             05/01/18         110,000          103,819
PepsiCo, Inc.
7.900%                             11/01/18         190,000          233,855
Reynolds American, Inc.
6.750%                             06/15/17          90,000           76,832
                                                                ------------
                                                                   1,211,800
                                                                ------------
ENERGY -- 5.1%
Anadarko Petroleum Corp.
6.450%                             09/15/36         350,000          244,638
8.700%                             03/15/19         160,000          160,077
Apache Corp.
6.000%                             09/15/13         180,000          192,419
Baker Hughes, Inc.
7.500%                             11/15/18         250,000          284,125
Chesapeake Energy Corp.
6.250%                             01/15/18          25,000           19,500
6.375%                             06/15/15          10,000            8,425
7.250%                             12/15/18          55,000           45,169
9.500%                             02/15/15          30,000           29,175
Complete Production Services, Inc.
8.000%                             12/15/16          75,000           47,625
ConocoPhillips
4.750%                             10/15/12          80,000           82,637

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

ENERGY (CONTINUED)
5.900%                             05/15/38     $   210,000     $    186,878
Dynegy Holdings, Inc.
7.750%                             06/01/19         115,000           74,750
El Paso Corp.
7.000%                             06/15/17         280,000          238,471
7.750%                             01/15/32          40,000           29,801
7.800%                             08/01/31         611,000          456,540
Energy Transfer Partners LP
6.700%                             07/01/18         160,000          144,821
Hess Corp.
7.300%                             08/15/31         297,000          258,362
7.875%                             10/01/29          60,000           54,301
8.125%                             02/15/19         160,000          164,939
Kerr-McGee Corp.
6.950%                             07/01/24          10,000            7,663
7.875%                             09/15/31         155,000          126,083
Kinder Morgan Energy Partners
LP
5.000%                             12/15/13          25,000           23,606
5.850%                             09/15/12          10,000            9,875
5.950%                             02/15/18         180,000          163,883
6.000%                             02/01/17         150,000          140,877
6.750%                             03/15/11          10,000           10,198
6.950%                             01/15/38         200,000          171,141
7.125%                             03/15/12           5,000            5,117
Occidental Petroleum Corp.
7.000%                             11/01/13         320,000          357,279
Peabody Energy Corp.
6.875%                             03/15/13          28,000           27,300
Pemex Project Funding Master
Trust
6.625%                             06/15/35         207,000          148,005
Pride International, Inc.
7.375%                             07/15/14          20,000           19,700
Southern Natural Gas Co.
5.900% (d)                         04/01/17          30,000           26,145
8.000%                             03/01/32          75,000           67,966
Tennessee Gas Pipeline Co.
7.625%                             04/01/37         150,000          129,435
Williams, Inc.
7.500%                             01/15/31         363,000          286,770
7.750%                             06/15/31          80,000           64,800
XTO Energy, Inc.
5.500%                             06/15/18          88,000           81,738
6.750%                             08/01/37          30,000           27,303
7.500%                             04/15/12         296,000          310,013
                                                                ------------
                                                                   4,927,550
                                                                ------------
FINANCIALS -- 9.4%
Allstate Life Global Funding
Trust MTN
5.375%                             04/30/13         100,000           96,727
American Express Co.
6.800(a)%                          09/01/66         115,000           55,464


                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----
FINANCIALS (CONTINUED)
American Express Credit Corp.
MTN
5.875%                             05/02/13     $    70,000     $     61,458
American General Finance Corp.
MTN
6.900%                             12/15/17         320,000          112,156
American International Group,
Inc. MTN
5.850%                             01/16/18          40,000           15,660
6.250%                             03/15/37         200,000           16,000

BAC Capital Trust XIV
5.630%(a)                          03/15/12          10,000            2,200

Bank of America Corp.
8.125% (a)                         05/15/18         310,000          127,128

Bear Stearns Co., Inc.
7.250%                             02/01/18         350,000          361,450

Citigroup, Inc.
4.125%                             02/22/10         400,000          386,083
5.000%                             09/15/14         315,000          208,814
6.500%                             08/19/13          60,000           55,186
6.875%                             03/05/38         320,000          278,986

Countrywide Financial Corp.
6.250%                             05/15/16          50,000           41,598
Countrywide Home Loans, Inc.
MTN
5.625%                             07/15/09         500,000          497,062

Ford Motor Credit Co. LLC
6.570% (a)                         06/15/11         103,000           72,615
7.375%                             10/28/09         270,000          242,150
7.375%                             02/01/11          60,000           45,343
8.000%                             12/15/16         420,000          276,037
12.000%                            05/15/15         340,000          257,656

Forest City Enterprises, Inc.
6.500%                             02/01/17           8,000            2,960

General Electric Capital Corp.
5.625%                             05/01/18         260,000          226,461
6.375%(a)                          11/15/67         420,000          203,944
6.875%                             01/10/39         470,000          383,327

GMAC LLC
5.625%                             05/15/09         800,000          757,218
6.875% (d)                         09/15/11         354,000          251,559
7.250% (d)                         03/02/11         104,000           77,006
7.500% (d)                         12/31/13          69,000           33,167
7.750% (d)                         01/19/10         384,000          322,606
8.000% (d)                         12/31/18          41,000           11,903

Goldman Sachs Capital II
5.793(a)%                          12/29/49          20,000            8,327

Goldman Sachs Group, Inc.
6.600%                             01/15/12         290,000          289,611
7.500%                             02/15/19         140,000          139,694

HSBC Finance Corp. MTN
4.625%                             09/15/10         400,000          360,875
6.375%                             11/27/12          40,000           32,298
JPMorgan Chase & Co.
5.125%                             09/15/14         595,000          526,387

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----
FINANCIALS (CONTINUED)
5.150%                             10/01/15     $   200,000     $    176,309
5.750%                             01/02/13         195,000          186,244
Lehman Brothers Holdings
Capital Trust VII MTN
5.857% (c)                         11/29/49         200,000         01/20/00
Lehman Brothers Holdings, Inc.
MTN
6.200% (c)                         09/26/14          80,000           10,200
6.500% (c)                         07/19/17         160,000         01/16/00
6.750% (c)                         12/28/17         340,000         02/03/00

MetLife, Inc.
6.400%                             12/15/36          40,000           16,800

Morgan Stanley
1.593% (a)                         10/18/16          40,000           26,817
5.625%                             01/09/12         300,000          288,665
5.750%                             08/31/12          70,000           67,678
6.625%                             04/01/18         100,000           95,351

SLM Corp. MTN
5.000%                             10/01/13         355,000          188,778
5.000%                             04/15/15          10,000            4,700
5.050%                             11/14/14          50,000           26,468
5.375%                             05/15/14         345,000          178,778
5.625%                             08/01/33          35,000           14,008

SunTrust Capital VIII
6.100% (a)                         12/15/36          50,000           28,031

SunTrust Preferred Capital I
5.853% (a)                         12/15/11          60,000           15,000

Travelers Cos., Inc. (The)
6.250% (a)                         03/15/37         270,000          143,279

Unilever Capital Corp.
7.125%                             11/01/10          55,000           59,125

Ventas Realty LP/Ventas Capital
Corp.
8.750%                             05/01/09          10,000           10,012
9.000%                             05/01/12          10,000            9,975

Wachovia Capital Trust III
5.800% (a)                         03/15/11          80,000           28,800

Wachovia Corp.
5.625%                             10/15/16         690,000          531,932

Wells Fargo & Co.
5.000%                             11/15/14           5,000            4,166
5.300%                             08/26/11          90,000           88,244

Wells Fargo Capital X
5.950%                             12/15/36         100,000           67,500
                                                                ------------
                                                                   9,104,046
                                                                ------------
HEALTH CARE -- 1.2%

AmerisourceBergen Corp.
5.875%                             09/15/15          20,000           18,918

Community Health Systems, Inc.
8.875%                             07/15/15          70,000           66,150

DaVita, Inc.
6.625%                             03/15/13          85,000           82,450


                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

HEALTH CARE (CONTINUED)

GlaxoSmithKline Capital, Inc.
5.650%                             05/15/18     $   380,000     $    389,769

HCA, Inc.
6.250%                             02/15/13          14,000           10,500
6.300%                             10/01/12          59,000           49,265
7.500%                             11/15/95          20,000            9,329
7.690%                             06/15/25          30,000           15,625
9.125%                             11/15/14          10,000            9,400
9.250%                             11/15/16          60,000           54,750
9.625%                             11/15/16          20,000           15,950

Humana, Inc.
7.200%                             06/15/18          60,000           50,703

Tenet Healthcare Corp.
9.000% (d)                         05/01/15          60,500           58,383
9.250%                             02/01/15          71,000           54,670
10.000% (d)                        05/01/18          60,500           58,534

UnitedHealth Group, Inc.
6.000%                             02/15/18          40,000           38,430

WellPoint, Inc.
5.875%                             06/15/17          20,000           18,801
Wyeth
5.950%                             04/01/37         200,000          188,347
                                                                ------------
                                                                   1,189,974
                                                                ------------
INDUSTRIALS -- 1.7%
Boeing Co.
6.000%                             03/15/19         100,000          102,708
Caterpillar Financial Services
Corp. MTN
6.200%                             09/30/13         260,000          260,250
Delta Air Lines, Inc.
6.821%                             08/10/22         363,024          243,226
7.570%                             11/18/10         200,000          181,000
Norfolk Southern Corp.
6.200%                             04/15/09          90,000           90,021

Terex Corp.
7.375%                             01/15/14          20,000           17,300

United Parcel Service, Inc.
4.500%                             01/15/13         330,000          346,822

Waste Management, Inc.
6.875%                             05/15/09         425,000          426,007
                                                                ------------
                                                                   1,667,334
                                                                ------------

INFORMATION TECHNOLOGY-- 0.0%

Freescale Semiconductor, Inc.
8.875%                             12/15/14          20,000            4,200

Xerox Corp.
6.750%                             02/01/17          10,000            7,637
                                                                ------------
                                                                      11,837
                                                                ------------
MATERIALS -- 0.8%
Alcoa, Inc.
6.000%                             07/15/13         210,000          167,615

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

MATERIALS (CONTINUED)
Freeport-McMoRan Copper &,
Inc.
8.375%                             04/01/17     $   345,000     $    322,575

PPG Industries, Inc.
5.750%                             03/15/13          30,000           30,549
6.650%                             03/15/18          30,000           29,340

Steel Dynamics, Inc.
6.750%                             04/01/15          60,000           40,650
7.375%                             11/01/12          15,000           11,700

Westlake Chemical Corp.
6.625%                             01/15/16          12,000            8,400

Weyerhaeuser Co.
6.750%                             03/15/12         125,000          120,236
                                                                ------------
                                                                     731,065
                                                                ------------
TELECOMMUNICATION SERVICES -- 1.7%
AT&T, Inc.
5.100%                             09/15/14          80,000           80,269
6.550%                             02/15/39         270,000          244,885

Bellsouth Capital Funding Corp.
7.875%                             02/15/30         160,000          163,364

BellSouth Corp.
4.750%                             11/15/12          10,000           10,173

Citizens Communications Corp.
7.875%                             01/15/27          55,000           37,125
9.250%                             05/15/11          10,000           10,150

Level 3 Financing, Inc.
9.250%                             11/01/14          25,000           17,250

New Cingular Wireless Services, Inc.
8.125%                             05/01/12          85,000           92,668

News America, Inc.
6.650%                             11/15/37          10,000            7,494

Nextel Communications, Inc.
5.950%                             03/15/14          15,000            8,325
7.375%                             08/01/15          20,000           10,600

Qwest Communications
International, Inc.
7.500%                             02/15/14          28,000           24,220

Qwest Corp.
6.875%                             09/15/33          20,000           13,100

Sprint Capital Corp.
6.900%                             05/01/19         230,000          162,150
8.375%                             03/15/12          40,000           36,200
8.750%                             03/15/32          25,000           16,750

Verizon Communications, Inc.
5.500%                             02/15/18         210,000          199,988
6.100%                             04/15/18         165,000          163,463
8.950%                             03/01/39         200,000          230,496

Verizon Global Funding Corp.
4.375%                             06/01/13          35,000           34,666


                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

TELECOMMUNICATION SERVICES (CONTINUED)

Windstream Corp.
8.625%                             08/01/16     $    85,000     $    83,513
                                                                -----------
                                                                  1,646,849
                                                                -----------
UTILITIES -- 3.3%
AES Corp. (The)
7.750%                             10/15/15          70,000           61,075
7.750%                             03/01/14           3,000            2,685
8.000%                             10/15/17         400,000          345,000
8.000% (d)                         06/01/20         310,000          251,100
8.75%                              02/15/11          19,000           18,715
9.375%                             09/15/10          63,000           62,055

Dominion Resources, Inc.
4.750%                             12/15/10          30,000           30,213
5.700%                             09/17/12         260,000          265,060

Duke Energy Carolinas LLC
5.625%                             11/30/12         380,000          401,754

Edison Mission Energy
7.000%                             05/15/17          60,000           43,800
7.200%                             05/15/19          80,000           55,600
7.625%                             05/15/27          40,000           24,000

Energy Future Holdings Corp.
5.550%                             11/15/14          40,000           14,883
6.500%                             11/15/24          70,000           19,637
6.550%                             11/15/34         170,000           46,075
11.250%                            11/01/17       1,420,000          599,950

Exelon Corp.
5.625%                             06/15/35         210,000          140,280

FirstEnergy Corp.
6.450%                             11/15/11         150,000          150,136
7.375%                             11/15/31         360,000          292,958

NRG Energy, Inc.
7.250%                             02/01/14          55,000           51,700
7.375%                             01/15/17          20,000           18,600
7.375%                             02/01/16          35,000           32,550

Pacific Gas & Electric Co.
5.800%                             03/01/37          10,000            9,509
6.050%                             03/01/34         220,000          215,280
8.250%                             10/15/18          20,000           23,572
                                                                ------------
                                                                   3,176,187
                                                                ------------
Total Corporate Bonds
(Cost $32,259,404)                                                25,941,847
                                                                ------------

FOREIGN BONDS -- 12.3%

AUSTRALIA -- 0.2%
Rio Tinto Finance USA, Ltd.
6.500%(f)                          07/15/18         250,000          218,790
                                                                ------------
CANADA -- 0.5%
Anadarko Finance Co.
6.750%(f)                          05/01/11         200,000          201,810

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

CANADA (CONTINUED)
Canadian Government
4.000%(j)                          12/01/31     $    37,113     $     41,358
Conoco Funding Co.
7.250%(f)                          10/15/31          35,000           35,704
6.350%(f)                          10/15/11          70,000           75,740
Hydro Quebec
6.300%(f)                          05/11/11          60,000           64,508
OPTI Canada, Inc.
8.250%(f)                          12/15/14          45,000           20,137
7.875%(f)                          12/15/14          70,000           30,625
Rogers Cable, Inc.
6.750%(f)                          03/15/15          10,000            9,839
Rogers Wireless, Inc.
6.375%(f)                          03/01/14          10,000           10,124
Sun Media Corp.
7.625%(f)                          02/15/13          10,000            5,700
                                                                ------------
                                                                     495,545
                                                                ------------
CAYMAN ISLANDS -- 0.8%
MUFG Capital Finance 1, Ltd.
6.346%(a)(f)                       07/25/49         100,000           67,000
Petrobras International Finance
Co.
6.125%(f)                          10/06/16         100,000          100,000

Systems 2001 Asset Trust LLC
6.664%(d)(f)                       09/15/13         302,090          283,964

Vale Overseas, Ltd.
6.875% (f)                         11/21/36         385,000          332,463
                                                                ------------
                                                                     783,427
                                                                ------------
FRANCE -- 2.1%
Cie Generale de Geophysique-
Veritas
7.750% (f)                         05/15/17          70,000           53,550
7.500% (f)                         05/15/15          25,000           19,750
France Government OAT
3.750%(j)                          04/25/17       1,430,000        1,953,733
                                                                ------------
                                                                   2,027,033
                                                                ------------

GERMANY -- 0.8%
Bundesrepublik Deutschland
3.750%(j)                          01/04/17         250,000          353,617
3.750% (j)                         01/04/15         240,000          341,126
                                                                ------------
                                                                     694,743
                                                                ------------
JAPAN -- 0.1%
Aiful Corp.
6.000%(d)(f)                       12/12/11         200,000           50,000
                                                                ------------
LUXEMBOURG -- 1.2%
FMC Finance III SA
6.875% (f)                         07/15/17         145,000          141,738


                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----
LUXEMBOURG (CONTINUED)
Telecom Italia Capital SA
6.999% (f)                         06/04/18     $    30,000     $     27,192
5.250% (f)                         11/15/13          35,000           31,431
5.250% (f)                         10/01/15         210,000          177,062
4.950% (f)                         09/30/14          40,000           34,537
Tyco International Group SA
6.750% (f)                         02/15/11          80,000           80,661
6.375% (f)                         10/15/11         100,000          101,315
6.000% (f)                         11/15/13         220,000          206,989
Tyco International, Ltd.
7.000% (f)                         12/15/19         378,000          320,559
6.875% (f)                         01/15/29         150,000          125,426
                                                                ------------
                                                                   1,246,910
                                                                ------------
MARSHALL ISLANDS -- 0.0%
Teekay Corp.
8.875% (f)                         07/15/11          19,000           18,240
                                                                ------------

MEXICO -- 0.8%
America Movil SAB de CV
5.625% (f)                         11/15/17         120,000          108,826
Kansas City Southern de Mexico SA de CV
12.500%(d) (f)                     04/01/16          55,000           52,603
9.375% (f)                         05/01/12          20,000           18,200

Mexico Government  MTN
6.750% (f)                         09/27/34         642,000          604,636
                                                                ------------
                                                                     784,265
                                                                ------------
NETHERLANDS -- 0.4%
Deutsche Telekom International
Finance BV
5.750% (f)                         03/23/16         195,000          191,318
Koninklijke KPN NV
8.000% (f)                         10/01/10         230,000          237,948
                                                                ------------
                                                                     429,266
                                                                ------------
NORWAY -- 2.0%
Eksportfinans A/S MTN
5.500% (f)                         06/26/17       1,800,000        1,911,596
                                                                ------------
RUSSIA -- 1.0%
Russia Federation
7.500% (f)(h)                      03/31/30         984,900          928,692
                                                                ------------
SWEDEN -- 1.4%
Svensk Exportkredit AB MTN
4.875%(f)                          09/29/11       1,300,000        1,368,000
                                                                ------------
UNITED KINGDOM -- 1.0%
BP Capital Markets PLC
5.250%(f)                          11/07/13         360,000          385,325

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

UNITED KINGDOM (CONTINUED)
British Telecommunications PLC
8.375%(f)(h)                       12/15/10     $   140,000     $    145,702
Diageo Capital PLC
7.375%(f)                          01/15/14         390,000          428,497
Royal Bank of Scotland Group PLC MTN
7.640%(a)(f)                       09/29/17         100,000           22,500
                                                                ------------
                                                                     982,024
                                                                ------------
Total Foreign Bonds
(Cost $12,315,055)                                                11,938,531
                                                                ------------

                                                  SHARES
                                                  ------
PREFERRED STOCK -- 0.1%
Federal Home Loan Mortgage
Corp., Ser Z (a)                                     14,850            6,831
Federal National Mortgage
Association, Ser S (a)                               10,775            7,650
Federal National Mortgage
Association, Ser O (a)                                  500              350
General Motors Corp. Cnv, Ser B                       6,250           16,016
General Motors Corp. Cnv, Ser C                       2,000            5,080
GMAC LLC Preferred Blocker,
Inc. Cnv                                                164           32,651
                                                                ------------
Total Preferred Stock (Cost $878,186)                                 68,578
                                                                ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS--  23.6%
Federal Home Loan Mortgage Corp.
2.500%                              01/7/14       2,510,000        2,511,759
5.625%                             11/23/35         190,000          195,979
Federal National Mortgage Association
0.250%(k)                          05/29/09      15,000,000       14,995,950
1.186%(k)                          05/05/09       5,000,000        4,999,200
5.250%                             08/01/12         130,000          136,109
                                                                ------------

Total U.S. Government & Agency Obligations
(Cost $22,796,147)                                                22,838,997
                                                                ------------

U.S. TREASURY OBLIGATIONS-- 4.8%
U.S. Treasury Bond
4.375%                            2/15/1938         750,000          852,188
U.S. Treasury Inflationary Protection
Securities
3.875% (g)                        4/15/2029         487,722          626,418
3.625% (g)                        4/15/2028         404,404          498,554
2.375% (g)                        1/15/2027         538,829          562,740
2.000% (g)                        1/15/2026       1,227,846        1,214,033
1.750% (g)                        1/15/2028         805,728          771,485


                                   Maturity
                                     DATE           PAR             VALUE
                                   ---------        ---             -----

U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. Treasury Note
2.750%                            2/15/2019     $    80,000     $     80,438
                                                                ------------

Total U.S. Treasury Obligations
(Cost $4,512,466)                                                  4,605,856
                                                                ------------

CASH EQUIVALENT -- 0.8%
PNC Institutional Money Market
Trust, 0.050% (i)
(Cost $820,621)                                     820,621          820,621
                                                                ------------

Total Investments- 121.5%
(Cost $135,176,950)++                                            117,805,015
Other Assets & Liabilities, Net - (21.5)%                        (20,817,020)
                                                                ------------
NET ASSETS - 100.0%                                             $ 96,987,995
                                                                ============


At March 31, 2009, the Income Fund had the following open forward currency contracts:



                           LOCAL      EXPIRATION   CURRENT VALUE     UNREALIZED
FOREIGN CURRENCY          CURRENCY       DATE       U.S. DOLLAR     DEPRECIATION
----------------          --------    ----------   -------------    ------------

SHORT CONTRACTS:
Canadian Dollar          $  214,469   5/12/2009     $   169,527     $     (722)
Euro Currency             1,776,734   5/12/2009       2,296,873        (62,016)

LONG CONTRACTS:
Canadian Dollar             186,822   5/12/2009         148,808           (507)
                                                                    ----------

                                                                    $  (63,245)
                                                                    ==========


     Cnv -- Convertible
     MTN -- Medium Term Note
     TBA -- To Be Announced
+    Non-income producing security.

(a) Variable Rate Security - The rate reported is the rate in effect as of March 31, 2009.

(b) Securities considered illiquid. The total value of such securities as of March 31, 2009 was $58,623 and represented 0.1% of net assets.

(c)  Security is in default on interest payments.

(d) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(e) Securities fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2009 the total market value of these securities was $100 representing 0.0% of net assets.

(f)  Foreign security denominated in U.S. dollars.

(g) Inflation protected security. Principal amount periodically adjusted for inflation.

(h) Step Bonds - The rate reflected is the effective yield on March 31, 2009. The coupon on a step bond changes on a specified date.

(i)  The rate shown is the 7-day effective yield as of March 31, 2009.

(j) Investment in non-U.S. dollars. Par amount reflects principal in local currency.

(k) Discount Note. The rate reported is the effective yield at time of purchase.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

++ At March 31, 2009, the tax basis cost of the Fund's investments was $135,176,950, and the unrealized appreciation and depreciation were $2,114,365 and $(19,486,300) respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  -----                                                      -----

COMMON STOCK -- 97.7%
CONSUMER DISCRETIONARY -- 18.4%
     826 1-800-Flowers.com, Inc., Class A + ............. $     1,710
     934 99 Cents Only Stores + .........................       8,630
  13,419 Aeropostale, Inc. + ............................     356,409
     475 AFC Enterprises, Inc. + ........................       2,142
     683 Ambassadors Group, Inc. ........................       5,546
   1,127 American Apparel, Inc. + .......................       3,291
  16,231 American Eagle Outfitters, Inc. ................     198,667
   4,560 American Public Education, Inc. + ..............     191,794
     785 Amerigon, Inc. + ...............................       2,904
     985 Arbitron, Inc. .................................      14,785
      40 Aristotle Corp. (The) + ........................         138
   1,964 Bally Technologies, Inc. + .....................      36,177
     308 Bebe Stores, Inc. ..............................       2,054
     489 BJ's Restaurants, Inc. + .......................       6,802
     478 Blue Nile, Inc. + ..............................      14,412
     905 Borders Group, Inc. + ..........................         570
     829 Buckle, Inc. (The) .............................      26,470
   4,498 Buffalo Wild Wings, Inc. + .....................     164,537
     235 Cache, Inc. + ..................................         677
     525 California Pizza Kitchen, Inc. + ...............       6,867
   4,424 Capella Education Co. + ........................     234,472
     188 Cato Corp. (The), Class A ......................       3,437
     180 Cavco Industries, Inc. + .......................       4,248
     629 CEC Entertainment, Inc. + ......................      16,279
     984 Champion Enterprises, Inc. + ...................         472
     113 Charlotte Russe Holding, Inc. + ................         921
   9,434 Charter Communications, Inc., Class A + ........         196
   2,133 Cheesecake Factory (The) + .....................      24,423
     148 Cherokee, Inc. .................................       2,309
   1,983 Chico's FAS, Inc. + ............................      10,649
     862 Christopher & Banks Corp. ......................       3,526
     388 Cinemark Holdings, Inc. ........................       3,643
     514 Citi Trends, Inc. + ............................      11,765
   1,859 CKE Restaurants, Inc. ..........................      15,616
   1,086 CKX, Inc. + ....................................       4,453
     998 Coinstar, Inc. + ...............................      32,694
   1,995 Coldwater Creek, Inc. + ........................       5,007
   7,209 Conn's, Inc. + .................................     101,214
  11,817 Corinthian Colleges, Inc. + ....................     229,841
     542 Cracker Barrel Old Country Store, Inc. .........      15,523
   2,720 CROCS, Inc. + ..................................       3,237
     165 Crown Media Holdings, Inc., Class A + ..........         337
     466 Deckers Outdoor Corp. + ........................      24,717
   3,340 Denny's Corp. + ................................       5,578
     625 DineEquity, Inc. ...............................       7,412
     914 Dolan Media Co. + ..............................       7,193
     418 Dover Downs Gaming & Entertainment, Inc. .......       1,283
     495 Dover Motorsports, Inc. ........................         916
      60 Drew Industries, Inc. + ........................         521
   2,905 Drugstore.com, Inc. + ..........................       3,399
     273 DSW, Inc., Class A + ...........................       2,536
      80 Einstein Noah Restaurant Group, Inc. + .........         466
     616 Entravision Communications Corp., Class A + ....         160
   2,616 Exide Technologies + ...........................       7,848
     493 FGX International Holdings, Ltd. + .............       5,729
     480 Finish Line (The), Class A .....................       3,178
   1,623 Fossil, Inc. + .................................      25,481
     417 Fuel Systems Solutions, Inc. + .................       5,621
     350 Fuqi International, Inc. + .....................       1,645
     570 Gaiam, Inc., Class A + .........................       1,869
     306 G-III Apparel Group, Ltd. + ....................       1,689


  SHARES                                                     VALUE
  -----                                                      -----

CONSUMER DISCRETIONARY -- 18.4% (CONTINUED)
     578 Global Sources, Ltd. + ......................... $     2,247
     425 Global Traffic Network, Inc. + .................       1,288
  11,888 Grand Canyon Education, Inc. + .................     205,187
     100 Great Wolf Resorts, Inc. + .....................         233
  10,122 Guess?, Inc. ...................................     213,372
     732 Gymboree Corp. + ...............................      15,628
     165 Harte-Hanks, Inc. ..............................         883
     170 Haverty Furniture Cos., Inc. ...................       1,790
   1,191 Hayes Lemmerz International, Inc. + ............         220
     447 hhgregg, Inc. + ................................       6,325
   1,026 Hibbett Sports, Inc. + .........................      19,720
      20 Hooker Furniture Corp. .........................         169
   1,480 Iconix Brand Group, Inc. + .....................      13,098
     624 Interactive Data Corp. .........................      15,513
     642 iRobot Corp. + .................................       4,879
   1,510 J. Crew Group, Inc. + ..........................      19,902
   1,304 Jack in the Box, Inc. + ........................      30,370
     138 JOS A Bank Clothiers, Inc. + ...................       3,838
   8,982 K12, Inc. + ....................................     124,850
   1,884 Krispy Kreme Doughnuts, Inc. + .................       3,014
   1,080 Leapfrog Enterprises, Inc., Class A + ..........       1,490
     320 Learning Tree International, Inc. + ............       2,710
     314 Libbey, Inc. ...................................         289
   1,239 Life Time Fitness, Inc. + ......................      15,562
      72 Lincoln Educational Services Corp. + ...........       1,319
     692 Lululemon Athletica, Inc. + ....................       5,993
     335 Lumber Liquidators, Inc. + .....................       4,271
     401 Maidenform Brands, Inc. + ......................       3,673
     119 Marine Products Corp. ..........................         505
     808 Martha Stewart Living Omnimedia, Class A + .....       2,012
   1,756 Marvel Entertainment, Inc. + ...................      46,622
   1,055 Matthews International Corp., Class A ..........      30,395
     209 Men's Wearhouse, Inc. (The) ....................       3,164
     498 Midas, Inc. + ..................................       3,944
     171 Monarch Casino & Resort, Inc. + ................         882
      47 Monro Muffler, Inc. ............................       1,285
     791 Morgans Hotel Group Co. + ......................       2,460
   1,499 National CineMedia, Inc. .......................      19,757
      15 National Presto Industries, Inc. ...............         915
   5,415 NetFlix, Inc. + ................................     232,412
   1,930 New Oriental Education & Technology Group ADR +       96,983
     130 New York & Co., Inc. + .........................         462
   1,104 NutriSystem, Inc. ..............................      15,754
      82 Orbitz Worldwide, Inc. + .......................         106
     556 Overstock.com, Inc. + ..........................       5,087
   1,915 Panera Bread Co., Class A + ....................     107,048
   7,990 Papa John's International, Inc. + ..............     182,731
     475 Peet's Coffee & Tea, Inc. + ....................      10,269
     235 Perry Ellis International, Inc. + ..............         813
     852 PetMed Express, Inc. + .........................      14,041
   6,390 PF Chang's China Bistro, Inc. + ................     146,203
   6,221 Phillips-Van Heusen Corp. ......................     141,092
      35 Pier 1 Imports, Inc. + .........................          20
     360 Playboy Enterprises, Inc., Class B + ...........         709
   1,039 Polaris Industries, Inc. .......................      22,276
   1,380 Pool Corp. .....................................      18,492
     263 Pre-Paid Legal Services, Inc. + ................       7,635
   3,186 priceline.com, Inc. + ..........................     250,993
     487 Princeton Review, Inc. + .......................       2,118
   3,111 Quantum Fuel Systems Technologies
         Worldwide, Inc. + ..............................       2,489
   1,082 Raser Technologies, Inc. + .....................       4,534
     720 RCN Corp. + ....................................       2,664

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  -----                                                      -----

CONSUMER DISCRETIONARY -- 18.4% (CONTINUED)
     500 Red Robin Gourmet Burgers, Inc. + .............. $     8,815
     148 Retail Ventures, Inc. + ........................         225
      78 RHI Entertainment, Inc. + ......................         118
     235 Rick's Cabaret International, Inc. + ...........       1,067
     285 Riviera Holdings Corp. + .......................         291
     242 Ruth's Hospitality Group, Inc. + ...............         293
   3,150 Sally Beauty Holdings, Inc. + ..................      17,892
  26,923 Scientific Games Corp., Class A + ..............     326,038
   1,851 Shuffle Master, Inc. + .........................       5,312
     703 Shutterfly, Inc. + .............................       6,587
     532 Sinclair Broadcast Group, Inc., Class A ........         548
      81 Skechers U.S.A., Inc., Class A + ...............         540
   1,342 Smith & Wesson Holding Corp. + .................       8,079
   1,799 Sonic Corp. + ..................................      18,026
   2,401 Sotheby's ......................................      21,609
      86 Spartan Motors, Inc. ...........................         346
     447 Stamps.com, Inc. + .............................       4,336
     300 Steiner Leisure, Ltd. + ........................       7,323
     582 Strayer Education, Inc. ........................     104,684
     162 Systemax, Inc. + ...............................       2,093
   1,665 Tempur-Pedic International, Inc. ...............      12,155
   1,769 Texas Roadhouse, Inc., Class A + ...............      16,859
     494 Town Sports International Holdings, Inc. + .....       1,477
     891 Tractor Supply Co. + ...........................      32,129
     612 True Religion Apparel, Inc. + ..................       7,228
   2,217 Tupperware Brands Corp. ........................      37,667
     613 Tween Brands, Inc. + ...........................       1,312
     729 Ulta Salon Cosmetics & Fragrance, Inc. + .......       4,826
   1,175 Under Armour, Inc., Class A + ..................      19,305
     472 Universal Electronics, Inc. + ..................       8,543
     287 Universal Technical Institute, Inc. + ..........       3,444
   1,006 Vail Resorts, Inc. + ...........................      20,553
     775 Valassis Communications, Inc. + ................       1,217
      48 Value Line, Inc. ...............................       1,312
     654 Volcom, Inc. + .................................       6,344
  10,042 Warnaco Group, Inc. (The) + ....................     241,008
  10,331 Wendy's/Arby's Group, Inc., Class A ............      51,965
   3,229 Wet Seal, Inc. (The), Class A + ................      10,849
     150 Weyco Group, Inc. ..............................       3,888
   1,042 Winnebago Industries ...........................       5,533
   1,568 WMS Industries, Inc. + .........................      32,787
   1,778 Wolverine World Wide, Inc. .....................      27,701
     525 Wonder Auto Technology, Inc. + .................       1,879
     760 World Wrestling Entertainment, Inc., Class A ...       8,770
     702 Zumiez, Inc. + .................................       6,809
                                                          -----------
                                                            5,070,572
                                                          -----------
CONSUMER STAPLES -- 1.6%
     837 AgFeed Industries, Inc. + ......................       1,892
     100 Alico, Inc. ....................................       2,400
   2,243 Alliance One International, Inc. + .............       8,613
     177 American Dairy, Inc. + .........................       2,993
   2,209 American Oriental Bioengineering, Inc. + .......       8,527
      41 Arden Group, Inc., Class A .....................       4,790
     300 Boston Beer Co., Inc., Class A + ...............       6,258
     370 Calavo Growers, Inc. ...........................       4,447
     430 Cal-Maine Foods, Inc. ..........................       9,628
     577 Chattem, Inc. + ................................      32,341
     282 China Sky One Medical, Inc. + ..................       3,243
     149 Coca-Cola Bottling Co. Consolidated ............       7,756
   2,852 Darling International, Inc. + ..................      10,581
     582 Diamond Foods, Inc. ............................      16,255
   1,672 Flowers Foods, Inc. ............................      39,258
     453 Great Atlantic & Pacific Tea Co. + .............       2,405


  SHARES                                                     VALUE
  -----                                                      -----

CONSUMER STAPLES -- 1.6% (CONTINUED)
   2,420 Green Mountain Coffee Roasters, Inc. + ......... $   116,160
     160 Hain Celestial Group, Inc. + ...................       2,278
     238 HQ Sustainable Maritime Industries, Inc. + .....       1,821
      26 Inter Parfums, Inc. ............................         152
     725 Lancaster Colony Corp. .........................      30,073
     206 Lance, Inc. ....................................       4,289
     170 Lifeway Foods, Inc. + ..........................       1,360
      86 Mannatech, Inc. ................................         286
      24 National Beverage Corp. + ......................         220
   1,182 Nu Skin Enterprises, Inc., Class A .............      12,399
     137 Pantry, Inc. (The) + ...........................       2,413
     521 Pricesmart, Inc. ...............................       9,383
     210 Ralcorp Holdings, Inc. + .......................      11,315
      85 Ruddick Corp. ..................................       1,908
     117 Sanderson Farms, Inc. ..........................       4,393
      59 Schiff Nutrition International, Inc. + .........         265
   1,721 Smart Balance, Inc. + ..........................      10,395
      94 Spartan Stores, Inc. ...........................       1,449
     532 Star Scientific, Inc. + ........................       2,277
     372 Synutra International, Inc. + ..................       3,054
     297 Tootsie Roll Industries, Inc. ..................       6,443
     472 United Natural Foods, Inc. + ...................       8,954
     236 USANA Health Sciences, Inc. + ..................       5,277
   1,189 Vector Group, Ltd. .............................      15,445
     275 WD-40 Co. ......................................       6,639
   1,117 Winn-Dixie Stores, Inc. + ......................      10,679
     660 Zhongpin, Inc. + ...............................       5,861
                                                          -----------
                                                              436,575
                                                          -----------
ENERGY -- 5.6%
   1,435 Abraxas Petroleum Corp. + ......................       1,478
      55 American Oil & Gas, Inc. + .....................          42
     139 APCO Argentina, Inc. ...........................       1,532
     323 Approach Resources, Inc. + .....................       2,003
   9,155 Arena Resources, Inc. + ........................     233,269
   1,228 Atlas America, Inc. ............................      10,745
     987 ATP Oil & Gas Corp. + ..........................       5,063
   1,455 Basic Energy Services, Inc. + ..................       9,414
     966 Berry Petroleum Co., Class A ...................      10,587
     610 Bill Barrett Corp. + ...........................      13,566
     455 BMB Munai, Inc. + ..............................         264
     310 Bolt Technology Corp. + ........................       2,204
   2,549 BPZ Resources, Inc. + ..........................       9,431
     112 Cal Dive International, Inc. + .................         758
   1,235 Cano Petroleum, Inc. + .........................         531
     741 CARBO Ceramics, Inc. ...........................      21,074
     965 Carrizo Oil & Gas, Inc. + ......................       8,569
   1,449 Cheniere Energy, Inc. + ........................       6,173
     196 Clayton Williams Energy, Inc. +.................       5,731
     882 Clean Energy Fuels Corp. + .....................       5,371
   4,849 Comstock Resources, Inc. + .....................     144,500
   8,744 Concho Resources, Inc. + .......................     223,759
     475 Contango Oil & Gas Co. + .......................      18,620
   1,790 Core Laboratories NV ...........................     130,956
   1,316 Crosstex Energy, Inc. ..........................       2,158
     826 CVR Energy, Inc. + .............................       4,576
     183 Dawson Geophysical Co. + .......................       2,470
   2,177 Delta Petroleum Corp. + ........................       2,612
     658 DHT Maritime, Inc. .............................       2,527
     290 Double Eagle Petroleum Co. + ...................       1,499
   1,105 Dril-Quip, Inc. + ..............................      33,924
   3,965 Endeavour International Corp. +.................       3,450
     642 Energy XXI Bermuda, Ltd. .......................         241
     970 ENGlobal Corp. + ...............................       4,404
   4,237 Evergreen Energy, Inc. + .......................       5,898

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  -----                                                      -----

ENERGY -- 5.6% (CONTINUED)
  14,572 EXCO Resources, Inc. + ......................... $   145,720
   1,447 FX Energy, Inc. + ..............................       4,023
   2,835 Gasco Energy, Inc. + ...........................       1,106
   1,745 General Maritime Corp. .........................      12,215
   1,252 GeoGlobal Resources, Inc. + ....................         901
      91 Geokinetics, Inc. + ............................         298
     447 GeoMet, Inc. + .................................         259
     215 Georesources, Inc. + ...........................       1,445
     228 GMX Resources, Inc. + ..........................       1,482
     990 Golar LNG, Ltd. ................................       3,396
     815 Goodrich Petroleum Corp. + .....................      15,778
   7,823 Gran Tierra Energy, Inc. + .....................      19,636
     155 GreenHunter Energy, Inc. + (a) .................         295
     438 Gulf Island Fabrication, Inc. ..................       3,508
     619 Gulfmark Offshore, Inc. + ......................      14,769
     301 Gulfport Energy Corp. + ........................         698
     393 Houston American Energy Corp. ..................         731
   4,402 International Coal Group, Inc. + ...............       7,087
   3,074 ION Geophysical Corp. + ........................       4,795
     991 James River Coal Co. + .........................      12,229
     607 Knightsbridge Tankers, Ltd. ....................       8,832
     178 Lufkin Industries, Inc. ........................       6,743
     933 Matrix Service Co. + ...........................       7,669
   2,122 McMoRan Exploration Co. + ......................       9,973
     350 Mitcham Industries, Inc. + .....................       1,334
     715 NATCO Group, Inc., Class A + ...................      13,535
     775 National Coal Corp. + ..........................       1,054
     435 Natural Gas Services Group, Inc. + .............       3,915
     365 Nordic American Tanker Shipping ................      10,694
     755 Northern Oil and Gas, Inc. + ...................       2,718
     560 Oilsands Quest, Inc. + .........................         403
     146 OYO Geospace Corp. + ...........................       1,907
     720 Pacific Ethanol, Inc. + ........................         238
     265 Panhandle Oil and Gas, Inc., Class A ...........       4,537
   1,388 Parallel Petroleum Corp. + .....................       1,777
     584 Parker Drilling Co. + ..........................       1,075
   1,501 Penn Virginia Corp. ............................      16,481
     542 Petroleum Development Corp. + ..................       6,401
     663 Petroquest Energy, Inc. + ......................       1,591
     332 PHI, Inc. + ....................................       3,313
     220 Pioneer Drilling Co. + .........................         722
      35 PrimeEnergy Corp. + ............................       1,747
     405 Quest Resource Corp. + .........................         127
     620 RAM Energy Resources, Inc. + ...................         453
   5,860 Rentech, Inc. + ................................       3,223
     598 Rex Energy Corp. + .............................       1,716
   1,041 RPC, Inc. ......................................       6,902
   1,489 Ship Finance International, Ltd. ...............       9,768
       3 Smith International, Inc. ......................          64
      42 Stone Energy Corp. + ...........................         140
   1,915 Sulphco, Inc. + ................................       2,049
     395 Superior Well Services, Inc. + .................       2,026
     444 T-3 Energy Services, Inc. + ....................       5,230
     487 Teekay Tankers, Ltd., Class A ..................       4,631
     755 Tri-Valley Corp. + .............................         861
     112 Union Drilling, Inc. + .........................         426
   1,202 Uranium Resources, Inc. + ......................         565
   1,220 USEC, Inc. + ...................................       5,856
     665 Vaalco Energy, Inc. + ..........................       3,518
     649 Venoco, Inc. + .................................       2,129
   1,814 Warren Resources, Inc. + .......................       1,741
     315 Westmoreland Coal Co. + ........................       2,259
   7,022 Whiting Petroleum Corp. + ......................     181,519
   1,388 Willbros Group, Inc. + .........................      13,464
                                                          -----------
                                                            1,535,096
                                                          -----------


  SHARES                                                     VALUE
  -----                                                      -----

FINANCIALS -- 5.0%
     589 Acadia Realty Trust ............................ $     6,249
     437 Advance America Cash Advance Centers, Inc. .....         738
   4,770 Affiliated Managers Group, Inc. + ..............     198,957
      46 Alexander's, Inc. ..............................       7,837
      32 Amtrust Financial Services, Inc. ...............         306
     383 Argo Group International Holdings, Ltd. + ......      11,540
     425 Asset Acceptance Capital Corp. + ...............       2,257
     321 Associated Estates Realty Corp. ................       1,823
     593 BGC Partners, Inc., Class A ....................       1,311
     150 Broadpoint Securities Group, Inc. + ............         495
     545 Cardinal Financial Corp. .......................       3,128
     429 Cardtronics, Inc. + ............................         759
     469 Cash America International, Inc. ...............       7,345
     374 Cohen & Steers, Inc. ...........................       4,174
     131 Consolidated-Tomoka Land Co. ...................       3,891
     906 Cousins Properties, Inc. .......................       5,835
     137 Credit Acceptance Corp. + ......................       2,930
     280 Danvers Bancorp, Inc. ..........................       3,867
      82 Diamond Hill Investment Group, Inc. ............       3,224
     869 Dollar Financial Corp. + .......................       8,273
     139 Doral Financial Corp. + ........................         250
     294 DuPont Fabros Technology, Inc. .................       2,023
     285 EastGroup Properties, Inc. .....................       8,000
     893 eHealth, Inc. + ................................      14,297
     100 Employers Holdings, Inc. .......................         954
     119 Enstar Group, Ltd. + ...........................       6,702
     200 Enterprise Financial Services Corp. ............       1,952
     334 Epoch Holding Corp. ............................       2,295
     471 Equity Lifestyle Properties, Inc. ..............      17,945
   1,605 Ezcorp, Inc., Class A + ........................      18,570
     701 FCStone Group, Inc. + ..........................       1,598
      72 Fifth Street Finance Corp. .....................         557
     665 First Cash Financial Services, Inc. + ..........       9,922
     133 First Financial Bankshares, Inc. ...............       6,407
   1,220 First Marblehead Corp. (The) + .................       1,574
      96 First Mercury Financial Corp. + ................       1,386
      95 Forestar Group, Inc. + .........................         727
      93 GAMCO Investors, Inc., Class A .................       3,036
   2,297 GFI Group, Inc. ................................       7,373
   2,689 Greenhill & Co., Inc. ..........................     198,583
     976 Grubb & Ellis Co. ..............................         615
      74 Hancock Holding Co. ............................       2,315
     123 Highwoods Properties, Inc. .....................       2,635
     490 Home Properties, Inc. ..........................      15,018
     664 Inland Real Estate Corp. .......................       4,708
   1,449 Interactive Brokers Group, Inc., Class A + .....      23,372
     155 International Assets Holding Corp. + ...........       1,579
      58 KBW, Inc. + ....................................       1,180
     413 Knight Capital Group, Inc., Class A + ..........       6,088
   3,623 Ladenburg Thalmann Financial Services, Inc. + ..       1,920
     238 Life Partners Holdings, Inc. ...................       4,052
     566 Mid-America Apartment Communities, Inc. ........      17,450
  16,709 MSCI, Inc., Class A + ..........................     282,549
     263 NewStar Financial, Inc. + ......................         610
     348 Omega Healthcare Investors, Inc. ...............       4,900
   1,511 optionsXpress Holdings, Inc. ...................      17,180
     376 Oritani Financial Corp. + ......................       5,264
     194 Pinnacle Financial Partners, Inc. + ............       4,600
     357 Portfolio Recovery Associates, Inc. + ..........       9,582
     519 Potlatch Corp. .................................      12,036
     245 Primus Guaranty, Ltd. + ........................         385

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  -----                                                      -----

FINANCIALS -- 5.0% (CONTINUED)
     780 PrivateBancorp, Inc. ........................... $    11,279
     155 PS Business Parks, Inc. ........................       5,712
      82 Pzena Investment Management, Inc., Class A......         157
     771 Riskmetrics Group, Inc. + ......................      11,018
      60 S.Y. Bancorp, Inc. .............................       1,458
     220 Saul Centers, Inc. .............................       5,053
   6,008 Signature Bank + ...............................     169,606
      65 Smithtown Bancorp, Inc. ........................         733
      59 Stifel Financial Corp. + .......................       2,555
     140 Suffolk Bancorp ................................       3,638
     377 Sun Communities, Inc. ..........................       4,460
     235 SVB Financial Group + ..........................       4,702
   1,127 Tanger Factory Outlet Centers ..................      34,779
     405 Tejon Ranch Co. + ..............................       8,371
   1,868 Thinkorswim Group, Inc. + ......................      16,139
     167 Thomas Properties Group, Inc. ..................         197
     730 Tower Group, Inc. ..............................      17,980
   1,153 TradeStation Group, Inc. + .....................       7,610
     951 Trustco Bank Corp. .............................       5,725
     389 U.S. Global Investors, Inc., Class A ...........       1,894
      53 Universal Health Realty Income Trust ...........       1,549
     365 ViewPoint Financial Group ......................       4,391
     943 Washington Real Estate Investment Trust ........      16,314
     479 Westamerica Bancorporation .....................      21,823
     165 Westwood Holdings Group, Inc. ..................       6,450
     583 World Acceptance Corp. + .......................       9,969
                                                          -----------
                                                            1,370,690
                                                          -----------
HEALTH CARE -- 22.5%
     778 Abaxis, Inc. + .................................      13,413
   1,187 Abiomed, Inc. + ................................       5,816
   1,087 Acadia Pharmaceuticals, Inc. + .................       1,033
     960 Accelrys, Inc. + ...............................       3,821
   1,296 Accuray, Inc. + ................................       6,519
   1,324 Acorda Therapeutics, Inc. + ....................      26,228
     290 Acura Pharmaceuticals, Inc. + ..................       1,862
   1,580 Adolor Corp. + .................................       3,223
     464 Affymax, Inc. + ................................       7,475
   1,244 Affymetrix, Inc. + .............................       4,068
     386 Air Methods Corp. + ............................       6,527
   2,000 Akorn, Inc. + ..................................       1,720
     316 Albany Molecular Research, Inc. + ..............       2,980
  12,295 Alexion Pharmaceuticals, Inc. + ................     463,030
     740 Alexza Pharmaceuticals, Inc. + .................       1,635
   2,103 Align Technology, Inc. + .......................      16,677
   3,414 Alkermes, Inc. + ...............................      41,412
     842 Alliance HealthCare Services, Inc. + ...........       5,726
   1,904 Allos Therapeutics, Inc. + .....................      11,767
   5,213 Allscripts-Misys Healthcare Solutions, Inc. ....      53,642
     228 Almost Family, Inc. + ..........................       4,353
   1,270 Alnylam Pharmaceuticals, Inc. + ................      24,181
     845 Alphatec Holdings, Inc. + ......................       1,496
     613 AMAG Pharmaceuticals, Inc. + ...................      22,540
     946 Amedisys, Inc. + ...............................      26,006
   2,599 American Medical Systems Holdings, Inc. + ......      28,979
     176 Amicus Therapeutics, Inc. + ....................       1,607
   1,112 AMN Healthcare Services, Inc. + ................       5,671
     479 Analogic Corp. .................................      15,338
     359 Angiodynamics, Inc. + ..........................       4,035
     525 Ardea Biosciences, Inc. + ......................       5,402
     622 Arena Pharmaceuticals, Inc. + ..................       1,872
   3,085 Ariad Pharmaceuticals, Inc. + ..................       3,671
   1,454 Arqule, Inc. + .................................       6,020
   1,685 Array Biopharma, Inc. + ........................       4,448


  SHARES                                                     VALUE
  -----                                                      -----

HEALTH CARE -- 22.5% (CONTINUED)
     224 Assisted Living Concepts, Inc., Class A ........ $     3,037
     745 athenahealth, Inc. + ...........................      17,962
      55 Atrion Corp. ...................................       4,853
   6,724 Auxilium Pharmaceuticals, Inc. + ...............     186,389
     387 Biodel, Inc. + .................................       2,016
     394 BioForm Medical, Inc. + ........................         481
     475 BioMimetic Therapeutics, Inc. + ................       3,373
     677 Bio-Rad Laboratories, Inc., Class A + ..........      44,614
     418 Bio-Reference Labs, Inc. + .....................       8,740
     729 BMP Sunstone Corp. + ...........................       2,355
   1,790 Bruker Corp. + .................................      11,026
     949 Cadence Pharmaceuticals, Inc. + ................       8,902
     479 Cambrex Corp. + ................................       1,092
      51 Capital Senior Living Corp. + ..................         124
     391 Caraco Pharmaceutical Laboratories, Ltd. + .....       1,376
   6,332 CardioNet, Inc. + ..............................     177,676
   1,175 Catalyst Health Solutions, Inc. + ..............      23,288
   1,089 Celera Corp. + .................................       8,309
   2,385 Cell Genesys, Inc. + ...........................         691
     535 Celldex Therapeutics, Inc. + ...................       3,483
     127 Centene Corp. + ................................       2,289
   2,021 Cepheid, Inc. + ................................      13,945
     598 Chemed Corp. ...................................      23,262
     395 Chindex International, Inc. + ..................       1,963
     403 Clinical Data, Inc. + ..........................       4,352
   1,498 Columbia Laboratories, Inc. + ..................       2,157
     276 Computer Programs & Systems, Inc. ..............       9,182
  27,008 Conceptus, Inc. + ..............................     317,344
      80 Conmed Corp. + .................................       1,153
     270 Corvel Corp. + .................................       5,459
     534 Cougar Biotechnology, Inc. + ...................      17,195
     201 Cross Country Healthcare, Inc. + ...............       1,317
   1,000 CryoLife, Inc. + ...............................       5,180
   2,015 Cubist Pharmaceuticals, Inc. + .................      32,965
   2,300 CV Therapeutics, Inc. + ........................      45,724
   9,203 Cyberonics, Inc. + .............................     122,124
     345 Cynosure, Inc., Class A + ......................       2,101
   1,093 Cypress Bioscience, Inc. + .....................       7,771
   1,139 Cytokinetics, Inc. + ...........................       1,936
     770 Cytori Therapeutics, Inc. + ....................       1,324
   3,508 Dendreon Corp. + ...............................      14,734
   1,715 Depomed, Inc. + ................................       4,047
   1,455 DexCom, Inc. + .................................       6,024
     655 Dionex Corp. + .................................      30,949
   3,578 Discovery Laboratories, Inc. + .................       4,365
   2,863 Durect Corp. + .................................       6,385
   1,941 Dyax Corp. + ...................................       4,872
   1,942 Eclipsys Corp. + ...............................      19,692
     155 Emergency Medical Services Corp., Class A + ....       4,865
     360 Emergent Biosolutions, Inc. + ..................       4,864
     707 Emeritus Corp. + ...............................       4,638
      18 Ensign Group, Inc. (The) .......................         278
     874 Enzo Biochem, Inc. + ...........................       3,513
   1,605 Enzon Pharmaceuticals, Inc. + ..................       9,742
   1,516 eResearchTechnology, Inc. + ....................       7,974
     493 ev3, Inc. + ....................................       3,500
     269 Exactech, Inc. + ...............................       3,091
   3,737 Exelixis, Inc. + ...............................      17,190
     846 Facet Biotech Corp. + ..........................       8,037
     220 Five Star Quality Care, Inc. + .................         229
     503 Genomic Health, Inc. + .........................      12,263
     298 Genoptix, Inc. + ...............................       8,129
     398 Gentiva Health Services, Inc. + ................       6,050

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  -----                                                      -----

HEALTH CARE -- 22.5% (CONTINUED)
   1,941 Geron Corp. + .................................. $     8,676
     669 GTx, Inc. + ....................................       7,078
     919 Haemonetics Corp. + ............................      50,619
   2,176 Halozyme Therapeutics, Inc. + ..................      11,881
     610 Hansen Medical, Inc. + .........................       2,452
   1,268 Healthways, Inc. + .............................      11,120
   5,534 HMS Holdings Corp. + ...........................     182,069
     287 Human Genome Sciences, Inc. + ..................         238
     211 ICU Medical, Inc. + ............................       6,777
     816 Idenix Pharmaceuticals, Inc. + .................       2,513
     740 Idera Pharmaceuticals, Inc. + ..................       4,788
     775 I-Flow Corp. + .................................       2,829
   7,209 Illumina, Inc. + ...............................     268,463
   9,022 Immucor, Inc. + ................................     226,903
   1,820 Immunogen, Inc. + ..............................      12,922
   2,251 Immunomedics, Inc. + ...........................       2,161
   2,663 Incyte Corp., Ltd. + ...........................       6,231
   1,515 Inspire Pharmaceuticals, Inc. + ................       6,151
     660 Insulet Corp. + ................................       2,706
     644 Integra LifeSciences Holdings Corp. + ..........      15,926
   1,251 InterMune, Inc. + ..............................      20,566
     215 Invacare Corp. .................................       3,447
   1,192 inVentiv Health, Inc. + ........................       9,727
     205 IPC The Hospitalist Co., Inc. + ................       3,901
     660 IRIS International, Inc. + .....................       7,610
  10,236 Isis Pharmaceuticals, Inc. + ...................     153,642
   1,692 Javelin Pharmaceuticals, Inc. + ................       2,437
       2 Jazz Pharmaceuticals, Inc. + ...................           2
     462 Kendle International, Inc. + ...................       9,684
     260 Kensey Nash Corp. + ............................       5,530
   1,175 KV Pharmaceutical Co., Class A + ...............       1,939
     180 Landauer, Inc. .................................       9,122
     592 Lexicon Pharmaceuticals, Inc. + ................         645
     525 LHC Group, Inc. + ..............................      11,697
     315 Life Sciences Research, Inc. + .................       2,259
   3,629 Ligand Pharmaceuticals, Inc., Class B + ........      10,814
   1,473 Luminex Corp. + ................................      26,691
     965 MannKind Corp. + ...............................       3,358
     163 MAP Pharmaceuticals, Inc. + ....................         342
     425 Marshall Edwards, Inc. + .......................         170
   1,172 Martek Biosciences Corp. .......................      21,389
   1,646 Masimo Corp. + .................................      47,701
     365 Maxygen, Inc. + ................................       2,482
   4,556 Medarex, Inc. + ................................      23,372
     650 MedAssets, Inc. + ..............................       9,262
     190 Medical Action Industries, Inc. + ..............       1,575
   1,857 Medicines Co. (The) + ..........................      20,130
   2,016 Medicis Pharmaceutical Corp., Class A ..........      24,938
     920 Medivation, Inc. + .............................      16,808
   1,435 Meridian Bioscience, Inc. ......................      26,002
     996 Merit Medical Systems, Inc. + ..................      12,161
     682 Metabolix, Inc. + ..............................       4,651
     560 Micrus Endovascular Corp. + ....................       3,343
   1,098 MiddleBrook Pharmaceuticals, Inc. + ............       1,493
   1,847 Millipore Corp. + ..............................     106,036
     562 Molecular Insight Pharmaceuticals, Inc. + ......       2,001
     947 Momenta Pharmaceuticals, Inc. + ................      10,427
     373 MWI Veterinary Supply, Inc. + ..................      10,623
   7,000 Myriad Genetics, Inc. + ........................     318,290
     112 Nabi Biopharmaceuticals + ......................         414
     463 Nanosphere, Inc. + .............................       2,301
     271 National Healthcare Corp. ......................      10,881
      50 National Research Corp. ........................       1,242
     982 Natus Medical, Inc. + ..........................       8,357
   1,374 Nektar Therapeutics + ..........................       7,406


  SHARES                                                     VALUE
  -----                                                      -----

HEALTH CARE -- 22.5% (CONTINUED)
     521 Neogen Corp. + ................................. $    11,373
   1,340 Neurocrine Biosciences, Inc. + .................       4,757
      68 Nighthawk Radiology Holdings, Inc. + ...........         184
   1,935 Novavax, Inc. + ................................       1,974
     892 Noven Pharmaceuticals, Inc. + ..................       8,456
   1,695 NPS Pharmaceuticals, Inc. + ....................       7,119
   8,220 NuVasive, Inc. + ...............................     257,944
     535 NxStage Medical, Inc. + ........................       1,380
     634 Obagi Medical Products, Inc. + .................       3,411
     252 Odyssey HealthCare, Inc. + .....................       2,444
   1,106 Omnicell, Inc. + ...............................       8,649
   9,722 Onyx Pharmaceuticals, Inc. + ...................     277,563
   1,468 Opko Health, Inc. + ............................       1,439
   1,022 Optimer Pharmaceuticals, Inc. + ................      13,480
   1,517 OraSure Technologies, Inc. + ...................       3,838
     629 Orexigen Therapeutics, Inc. + ..................       1,642
     203 Orthofix International NV + ....................       3,760
   2,274 Orthovita, Inc. + .............................        6,094
   7,619 OSI Pharmaceuticals, Inc. + ...................      291,503
     536 Osiris Therapeutics, Inc. + ...................        7,397
   1,337 Owens & Minor, Inc. ...........................       44,295
   1,236 Pain Therapeutics, Inc. + .....................        5,191
   2,017 Parexel International Corp. + .................       19,625
   4,262 PDL BioPharma, Inc. ...........................       30,175
     727 Pharmasset, Inc. + ............................        7,132
   1,526 Phase Forward, Inc. + .........................       19,518
     937 Pozen, Inc. + .................................        5,734
     969 Progenics Pharmaceuticals, Inc. + .............        6,386
     275 Protalix BioTherapeutics, Inc. + ..............          550
     372 Providence Service Corp. (The) + ..............        2,559
   2,213 PSS World Medical, Inc. + .....................       31,757
   1,980 Psychiatric Solutions, Inc. + .................       31,145
   5,949 QIAGEN NV + ...................................       94,946
   1,805 Questcor Pharmaceuticals, Inc. + ..............        8,881
   1,021 Quidel Corp. + ................................        9,414
     491 RadNet, Inc. + ................................          609
   2,216 Regeneron Pharmaceuticals, Inc. + .............       30,714
   1,076 Repligen Corp. + ..............................        5,154
   6,470 Resmed, Inc. + ................................      228,650
     850 Rexahn Pharmaceuticals, Inc. + ................          595
   1,286 Rigel Pharmaceuticals, Inc. + .................        7,896
   1,900 RTI Biologics, Inc. + .........................        5,415
   1,315 Sangamo Biosciences, Inc. + ...................        5,563
   1,924 Savient Pharmaceuticals, Inc. + ...............        9,524
   2,334 Seattle Genetics, Inc. + ......................       23,013
   2,168 Sequenom, Inc. + ..............................       30,829
     571 Sirona Dental Systems, Inc. + .................        8,177
     430 Somanetics Corp. + ............................        6,527
     598 SonoSite, Inc. + ..............................       10,692
   1,112 Spectranetics Corp. + .........................        2,813
   1,096 Stereotaxis, Inc. + ...........................        4,373
   2,092 STERIS Corp. ..................................       48,702
     327 Sucampo Pharmaceuticals, Inc., Class A +.......        2,005
   1,553 Sun Healthcare Group, Inc. + ..................       13,107
   1,101 Sunrise Senior Living, Inc. + .................          749
     557 SurModics, Inc. + .............................       10,165
     376 Symmetry Medical, Inc. + ......................        2,373
     420 Synovis Life Technologies, Inc. + .............        5,813
     463 Synta Pharmaceuticals Corp. + .................          991
     556 Targacept, Inc. + .............................        1,490
   1,849 Theravance, Inc. + ............................       31,433
   4,906 Thoratec Corp. + ..............................      126,035
   1,339 TomoTherapy, Inc. + ...........................        3,548
     436 TranS1, Inc. + ................................        2,655
     425 U.S. Physical Therapy, Inc. + .................        4,114

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  -----                                                      -----

HEALTH CARE -- 22.5% (CONTINUED)
     945 United Therapeutics Corp. + .................... $    62,455
   1,098 Valeant Pharmaceuticals International + ........      19,533
     998 Varian, Inc. + .................................      23,693
     250 Virtual Radiologic Corp. + .....................       1,748
     555 Vision-Sciences, Inc. + ........................         710
     270 Vital Images, Inc. + ...........................       3,043
   2,443 Vivus, Inc. + ..................................      10,554
     465 Vnus Medical Technologies, Inc. + ..............       9,891
   1,686 Volcano Corp. + ................................      24,531
   1,155 West Pharmaceutical Services, Inc. .............      37,896
   1,341 Wright Medical Group, Inc. + ...................      17,473
     968 XenoPort, Inc. + ...............................      18,741
   4,486 XOMA, Ltd. + ...................................       2,378
  10,842 Zoll Medical Corp. + ...........................     155,691
   1,338 Zymogenetics, Inc. + ...........................       5,339
                                                          -----------
                                                            6,216,640
                                                          -----------
INDUSTRIALS -- 15.3%
     578 3D Systems Corp. + .............................       3,809
     479 AAON, Inc. .....................................       8,679
     313 AAR Corp. + ....................................       3,925
      50 Aceto Corp. ....................................         298
   1,793 Actuant Corp., Class A .........................      18,522
   1,259 Acuity Brands, Inc. ............................      28,378
     779 Administaff, Inc. ..............................      16,460
   1,565 Advanced Battery Technologies, Inc. + ..........       3,349
     574 Advisory Board Co. (The) + .....................       9,517
   9,404 Aegean Marine Petroleum Network, Inc. ..........     157,517
     387 Aerovironment, Inc. + ..........................       8,088
   2,165 Airtran Holdings, Inc. + .......................       9,851
     580 Akeena Solar, Inc. + ...........................         650
   4,380 Allegiant Travel Co. + .........................     199,115
     948 Altra Holdings, Inc. + .........................       3,678
   1,201 American Commercial Lines, Inc. + ..............       3,807
     590 American Ecology Corp. .........................       8,225
     265 American Railcar Industries, Inc. ..............       2,022
   1,297 American Reprographics Co. + ...................       4,591
     329 American Science & Engineering, Inc. ...........      18,358
   1,507 American Superconductor Corp. + ................      26,086
     295 American Woodmark Corp. ........................       5,180
      70 Ameron International Corp. .....................       3,686
     219 Ampco-Pittsburgh Corp. .........................       2,904
      15 Amrep Corp. + ..................................         235
     523 Apogee Enterprises, Inc. .......................       5,743
     456 Applied Industrial Technologies, Inc. ..........       7,693
     133 Applied Signal Technology, Inc. ................       2,691
     409 Argon ST, Inc. + ...............................       7,759
     265 Ascent Solar Technologies, Inc. + ..............       1,076
     603 Astec Industries, Inc. + .......................      15,817
   2,320 Axsys Technologies, Inc. + .....................      97,533
     183 AZZ, Inc. + ....................................       4,829
     485 Badger Meter, Inc. .............................      14,012
      39 Baker (Michael) Corp. + ........................       1,014
   1,701 Barnes Group, Inc. .............................      18,184
   3,914 Beacon Power Corp. + ...........................       1,840
     745 Beacon Roofing Supply, Inc. + ..................       9,976
     503 Belden, Inc. ...................................       6,293
      10 Bowne & Co., Inc. ..............................          32
     185 CAI International, Inc. + ......................         524
   5,970 Capstone Turbine Corp. + .......................       4,298
     410 Casella Waste Systems, Inc., Class A + .........         701
   1,606 CBIZ, Inc. + ...................................      11,194
      37 CDI Corp. ......................................         360
   1,648 Cenveo, Inc. + .................................       5,356
   1,015 Chart Industries, Inc. + .......................       7,998
     518 China Architectural Engineering, Inc. + ........         508


  SHARES                                                     VALUE
  -----                                                      -----

INDUSTRIALS -- 15.3% (CONTINUED)
     835 China BAK Battery, Inc. + ...................... $     1,428
      95 China Direct, Inc. + ...........................         120
     500 China Fire & Security Group, Inc. + ............       3,930
     515 CIRCOR International, Inc. .....................      11,598
   1,116 CLARCOR, Inc. ..................................      28,112
     706 Clean Harbors, Inc. + ..........................      33,888
     146 Coleman Cable, Inc. + ..........................         311
     775 Colfax Corp. + .................................       5,324
      73 Columbus McKinnon Corp. + ......................         637
     204 Consolidated Graphics, Inc. + ..................       2,595
     697 CoStar Group, Inc. + ...........................      21,084
     248 CRA International, Inc. + ......................       4,682
   1,361 Curtiss-Wright Corp. ...........................      38,176
     965 Deluxe Corp. ...................................       9,293
     378 Duff & Phelps Corp., Class A + .................       5,954
     260 DXP Enterprises, Inc. + ........................       2,686
     161 Dynamex, Inc. + ................................       2,106
     454 Dynamic Materials Corp. ........................       4,159
   8,604 DynCorp International, Inc., Class A +..........     114,691
   1,665 Eagle Bulk Shipping, Inc. ......................       7,076
     948 EMCOR Group, Inc. + ............................      16,277
   1,448 Ener1, Inc. + ..................................       7,486
   1,616 Energy Conversion Devices, Inc. + ..............      21,444
     359 Energy Recovery, Inc. + ........................       2,728
   1,200 EnergySolutions, Inc. ..........................      10,380
      35 EnerNOC, Inc. + ................................         509
     300 EnerSys + ......................................       3,636
      90 EnPro Industries, Inc. + .......................       1,539
     933 ESCO Technologies, Inc. + ......................      36,107
     868 Esterline Technologies Corp. + .................      17,525
   5,013 Evergreen Solar, Inc. + ........................      10,678
     347 Exponent, Inc. + ...............................       8,790
     575 Flanders Corp. + ...............................       2,323
   1,301 Flow International Corp. + .....................       2,108
   1,423 Force Protection, Inc. + .......................       6,830
   1,042 Forward Air Corp. ..............................      16,912
     496 Franklin Electric Co., Inc. ....................      10,976
      49 FreightCar America, Inc. .......................         859
   3,056 FTI Consulting, Inc. + .........................     151,211
     691 Fuel Tech, Inc. + ..............................       7,228
   2,440 FuelCell Energy, Inc. + ........................       5,856
     890 Furmanite Corp. + ..............................       2,768
     515 Fushi Copperweld, Inc. + .......................       2,472
     865 Genco Shipping & Trading, Ltd. .................      10,674
   2,019 GenCorp, Inc. + ................................       4,280
   4,884 General Cable Corp. + ..........................      96,801
     798 Genessee & Wyoming, Inc., Class A + ............      16,957
   1,821 Geo Group, Inc. (The) + ........................      24,128
      62 GeoEye, Inc. + .................................       1,225
     518 Gorman-Rupp Co. (The) ..........................      10,256
   3,530 GrafTech International, Ltd. + .................      21,745
     349 Graham Corp. ...................................       3,130
     736 GT Solar International, Inc. + .................       4,887
     275 Harbin Electric, Inc. + ........................       1,691
   1,342 Hawaiian Holdings, Inc. + ......................       5,005
   1,415 Healthcare Services Group ......................      21,183
   1,171 Heartland Express, Inc. ........................      17,342
     801 HEICO Corp. ....................................      19,464
     165 Herley Industries, Inc. + ......................       1,973
   1,114 Herman Miller, Inc. ............................      11,875
   3,434 Hexcel Corp. + .................................      22,561
     753 Hill International, Inc. + .....................       2,289
     140 HNI Corp. ......................................       1,456
     991 Horizon Lines, Inc., Class A ...................       3,003
     637 Houston Wire & Cable Co. .......................       4,937

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  -----                                                      -----

INDUSTRIALS -- 15.3% (CONTINUED)
     866 HUB Group, Inc., Class A + ..................... $    14,722
     659 Hudson Highland Group, Inc. + ..................         731
   5,829 Huron Consulting Group, Inc. + .................     247,324
   4,279 ICF International, Inc. + ......................      98,289
     138 ICT Group, Inc. + ..............................         769
   5,706 IHS, Inc., Class A + ...........................     234,973
     874 II-VI, Inc. + ..................................      15,015
   1,133 Innerworkings, Inc. + ..........................       4,838
      60 Insteel Industries, Inc. .......................         418
      58 Integrated Electrical Services, Inc. +..........         529
   1,823 Interface, Inc., Class A .......................       5,451
      50 Kaman Corp. ....................................         627
   1,226 Kaydon Corp. ...................................      33,507
     175 Key Technology, Inc. + .........................       1,540
     143 Kforce, Inc. + .................................       1,005
   2,056 Knight Transportation, Inc. ....................      31,169
   1,553 Knoll, Inc. ....................................       9,520
     119 Korn/Ferry International + .....................       1,078
      91 K-Tron International, Inc. + ...................       5,521
     395 LaBarge, Inc. + ................................       3,306
   8,895 Landstar System, Inc. ..........................     297,716
     155 Layne Christensen Co. + ........................       2,491
     215 LECG Corp. + ...................................         546
     433 Lindsay Corp. ..................................      11,691
     195 LMI Aerospace, Inc. + ..........................       1,412
      25 M&F Worldwide Corp. + ..........................         293
   1,545 MasTec, Inc. + .................................      18,679
     580 Mcgrath Rentcorp ...............................       9,141
     894 Medis Technologies, Ltd. + .....................         393
     820 Metalico, Inc. + ...............................       1,394
     540 Met-Pro Corp. ..................................       4,401
   2,345 Microvision, Inc. + ............................       3,025
     654 Middleby Corp. + ...............................      21,209
     391 Mine Safety Appliances Co. .....................       7,828
   1,044 Mobile Mini, Inc. + ............................      12,027
  11,261 Monster Worldwide, Inc. + ......................      91,777
     160 Moog, Inc., Class A + ..........................       3,659
      95 Mueller Industries, Inc. .......................       2,061
     336 Multi-Color Corp. ..............................       4,109
   1,734 Navigant Consulting, Inc. + ....................      22,663
     375 NN, Inc. .......................................         472
   1,206 Nordson Corp. ..................................      34,287
   1,434 Odyssey Marine Exploration, Inc. + .............       4,861
     702 Old Dominion Freight Line, Inc. + ..............      16,490
     110 Omega Flex, Inc. ...............................       1,772
   2,102 Orbital Sciences Corp. + .......................      24,993
     268 Orion Energy Systems, Inc. + ...................       1,182
     775 Orion Marine Group, Inc. + .....................      10,153
     394 Pacer International, Inc. ......................       1,379
       5 Patriot Transporation Holding, Inc. + ..........         312
     730 Perini Corp. + .................................       8,979
     197 Pike Electric Corp. + ..........................       1,822
     470 PMFG, Inc. + ...................................       3,704
     571 Polypore International, Inc. + .................       2,295
     250 Powell Industries, Inc. + ......................       8,828
     291 Power-One, Inc. + ..............................         256
     529 PowerSecure International, Inc. + ..............       1,809
      15 Preformed Line Products Co. ....................         565
     535 PRG-Schultz International, Inc. + ..............       1,519
     170 Protection One, Inc. + .........................         542
     860 Quanex Building Products Corp. .................       6,536
     573 Raven Industries, Inc. .........................      11,907
     790 RBC Bearings, Inc. + ...........................      12,071
   6,070 Regal-Beloit Corp. .............................     185,985
   1,634 Resources Connection, Inc. + ...................      24,641


  SHARES                                                     VALUE
  -----                                                      -----

INDUSTRIALS -- 15.3% (CONTINUED)
      595 Robbins & Myers, Inc. ......................... $     9,026
    1,490 Rollins, Inc. .................................      25,553
    1,667 RSC Holdings, Inc. + ..........................       8,768
      265 Sauer-Danfoss, Inc. ...........................         647
      894 Spherion Corp. + ..............................       1,860
      191 Standard Parking Corp. + ......................       3,132
      160 Standard Register Co. (The) ...................         733
      319 Stanley, Inc. + ...............................       8,100
      275 Sterling Construction Co., Inc. + .............       4,906
      419 Sun Hydraulics Corp. ..........................       6,122
   14,621 SYKES Enterprises, Inc. + .....................     243,147
      147 TAL International Group, Inc. .................       1,076
    2,240 Taser International, Inc. + ...................      10,483
      375 TBS International, Ltd., Class A + ............       2,756
    7,495 Team, Inc. + ..................................      87,841
    1,269 Teledyne Technologies, Inc. + .................      33,857
      548 Tennant Co. ...................................       5,135
    2,104 Tetra Tech, Inc. + ............................      42,880
      150 Textainer Group Holdings, Ltd. ................       1,012
      105 Thermadyne Holdings Corp. + ...................         220
    1,224 Titan International, Inc. .....................       6,157
      262 Titan Machinery, Inc. + .......................       2,355
    1,189 TransDigm Group, Inc. + .......................      39,047
      150 Trex Co., Inc. + ..............................       1,144
      336 Triumph Group, Inc. ...........................      12,835
      153 TrueBlue, Inc. + ..............................       1,262
       34 Twin Disc, Inc. ...............................         235
    2,421 UAL Corp. + ...................................      10,846
      450 Ultralife Corp. + .............................       3,479
       46 Universal Truckload Services, Inc. ............         660
    1,412 Valence Technology, Inc. + ....................       3,008
      696 Vicor Corp. ...................................       3,403
      145 VSE Corp. .....................................       3,871
    6,668 Wabtec Corp. ..................................     175,902
    2,855 Waste Connections, Inc. + .....................      73,374
      449 Watsco, Inc. ..................................      15,279
    1,015 Watson Wyatt Worldwide, Inc., Class A .........      50,111
    1,647 Woodward Governor Co. .........................      18,413
      572 Xerium Technologies, Inc. + ...................         383
                                                          -----------
                                                            4,236,940
                                                          -----------
INFORMATION TECHNOLOGY -- 24.5%
  17,365 3PAR, Inc. + ...................................     114,088
   1,226 ACI Worldwide, Inc. + ..........................      22,988
     895 Acme Packet, Inc. + ............................       5,433
      45 Actel Corp. + ..................................         455
   1,596 Actuate Corp. + ................................       4,884
   1,140 Adtran, Inc. ...................................      18,479
   1,519 Advanced Analogic Technologies, Inc. + .........       5,468
     245 Advanced Energy Industries, Inc. + .............       1,845
     562 Advent Software, Inc. + ........................      18,720
     776 Airvana, Inc. + ................................       4,540
     530 American Software, Inc., Class A ...............       2,793
     436 Amkor Technology, Inc. + .......................       1,169
   2,174 Anadigics, Inc. + ..............................       4,500
      97 Anixter International, Inc. + ..................       3,073
  24,111 Applied Micro Circuits Corp. + .................     117,180
     247 ArcSight, Inc. + ...............................       3,154
   2,621 Ariba, Inc. + ..................................      22,881
   4,580 Art Technology Group, Inc. + ...................      11,679
   1,829 Aruba Networks, Inc. + .........................       5,743
   1,240 AsiaInfo Holdings, Inc. + ......................      20,894
     962 Asyst Technologies, Inc. + .....................         269
  10,731 Atheros Communications, Inc. + .................     157,316
  10,915 ATMI, Inc. + ...................................     168,418
     830 AuthenTec, Inc. + ..............................       1,228

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  -----                                                      -----

INFORMATION TECHNOLOGY -- 24.5% (CONTINUED)
     433 Avanex Corp. + ................................. $       758
     463 Bankrate, Inc. + ...............................      11,552
      30 Bel Fuse, Inc., Class B ........................         403
     422 Benchmark Electronics, Inc. + ..................       4,726
     205 Bidz.com, Inc. + ...............................         824
   1,174 BigBand Networks, Inc. + .......................       7,690
   1,473 Blackbaud, Inc. ................................      17,102
   1,106 Blackboard, Inc. + .............................      35,104
   1,195 Blue Coat Systems, Inc. + ......................      14,352
     838 Cabot Microelectronics Corp. + .................      20,137
     222 CACI International, Inc., Class A + ............       8,101
     994 Callidus Software, Inc. + ......................       2,883
     249 Cass Information Systems, Inc. .................       8,075
  11,634 Cavium Networks, Inc. + ........................     134,256
     535 Ceva, Inc. + ...................................       3,895
     736 China Information Security Technology, Inc. + ..       2,326
   1,119 China Security & Surveillance Technology, Inc. +       4,297
     997 Chordiant Software, Inc. + .....................       3,021
   1,498 Cirrus Logic, Inc. + ...........................       5,633
     855 Cogent, Inc. + .................................      10,175
   1,418 Cognex Corp. ...................................      18,930
     853 Cogo Group, Inc. + .............................       5,698
      59 Cohu, Inc. .....................................         425
   1,525 Commvault Systems, Inc. + ......................      16,729
     506 Compellent Technologies, Inc. + ................       5,490
     656 comScore, Inc. + ...............................       7,931
   1,005 Comtech Telecommunications Corp. + .............      24,894
     741 Comverge, Inc. + ...............................       5,150
   1,545 Concur Technologies, Inc. + ....................      29,649
  10,568 Constant Contact, Inc. + .......................     147,846
      27 CPI International, Inc. + ......................         254
     280 Cray, Inc. + ...................................         980
     680 CSG Systems International, Inc. + ..............       9,710
   2,473 Cybersource Corp. + ............................      36,625
     269 Cymer, Inc. + ..................................       5,988
   1,187 Daktronics, Inc. ...............................       7,775
   1,241 Data Domain, Inc. + ............................      15,599
   1,044 DealerTrack Holdings, Inc. + ...................      13,676
     414 Deltek, Inc. + .................................       1,793
     737 DemandTec, Inc. + ..............................       6,449
     575 DG FastChannel, Inc. + .........................      10,793
     469 Dice Holdings, Inc. + ..........................       1,304
     165 Digi International, Inc. + .....................       1,266
     223 Digimarc Corp. + ...............................       2,168
   1,330 Digital River, Inc. + ..........................      39,661
   1,039 Diodes, Inc. + .................................      11,024
     966 DivX, Inc. + ...................................       4,859
     621 Double-Take Software, Inc. + ...................       4,198
  20,973 DTS, Inc. + ....................................     504,610
   3,920 Earthlink, Inc. + ..............................      25,754
     228 Ebix, Inc. + ...................................       5,666
   1,063 Echelon Corp. + ................................       8,600
     110 Elixir Gaming Technologies, Inc. + .............          12
   2,395 Emcore Corp. + .................................       1,796
      65 Entegris, Inc. + ...............................          56
     295 Entropic Communications, Inc. + ................         218
   2,100 Entrust, Inc. + ................................       3,171
     840 EPIQ Systems, Inc. + ...........................      15,145
   1,580 Equinix, Inc. + ................................      88,717
     123 Exar Corp. + ...................................         768
     509 ExlService Holdings, Inc. + ....................       4,388
   1,254 FalconStor Software, Inc. + ....................       2,997
     605 FARO Technologies, Inc. + ......................       8,131


  SHARES                                                     VALUE
  -----                                                      -----

INFORMATION TECHNOLOGY -- 24.5% (CONTINUED)
  13,641 Finisar Corp. + ................................ $     6,002
   1,069 Formfactor, Inc. + .............................      19,263
     561 Forrester Research, Inc. + .....................      11,534
   2,112 Gartner, Inc. + ................................      23,253
     899 Global Cash Access Holdings, Inc. + ............       3,434
     480 Globecomm Systems, Inc. + ......................       2,779
  14,334 GSI Commerce, Inc. + ...........................     187,775
     334 Guidance Software, Inc. + ......................       1,363
   1,430 Hackett Group, Inc. (The) + ....................       2,889
   1,513 Harmonic, Inc. + ...............................       9,834
     867 Heartland Payment Systems, Inc. ................       5,731
     706 Hittite Microwave Corp. + ......................      22,027
   1,662 HSW International, Inc. + ......................         274
     259 Hughes Communications, Inc. + ..................       3,116
   1,355 Hypercom Corp. + ...............................       1,301
     269 ICx Technologies, Inc. + .......................       1,089
     705 iGate Corp. ....................................       2,284
     431 Immersion Corp. + ..............................       1,263
   3,313 Infinera Corp. + ...............................      24,516
   3,174 Informatica Corp. + ............................      42,087
     712 Infospace, Inc. + ..............................       3,702
     602 Integral Systems, Inc. + .......................       5,177
     468 Interactive Intelligence, Inc. + ...............       4,240
   1,627 InterDigital, Inc. + ...........................      42,009
   2,197 Intermec, Inc. + ...............................      22,849
     806 Internap Network Services Corp. + ..............       2,168
     348 Internet Brands, Inc., Class A + ...............       2,043
     788 Internet Capital Group, Inc. + .................       3,176
     688 IPG Photonics Corp. + ..........................       5,793
     834 Isilon Systems, Inc. + .........................       1,835
     913 Ixia + .........................................       4,720
     644 IXYS Corp. .....................................       5,191
   1,593 j2 Global Communications, Inc. + ...............      34,871
   2,477 Jack Henry & Associates, Inc. ..................      40,425
      66 JDA Software Group, Inc. + .....................         762
     631 Kenexa Corp. + .................................       3,401
      95 Keynote Systems, Inc. + ........................         753
   1,063 Knot, Inc. (The) + .............................       8,717
     260 Kopin Corp. + ..................................         603
   2,096 Kulicke & Soffa Industries, Inc. + .............       5,492
     302 L-1 Identity Solutions, Inc. + .................       1,543
   9,509 Lam Research Corp. + ...........................     216,520
   2,000 Lattice Semiconductor Corp. + ..................       2,760
   4,226 Lawson Software, Inc. + ........................      17,960
     497 Limelight Networks, Inc. + .....................       1,665
     526 Liquidity Services, Inc. + .....................       3,677
     338 Littelfuse, Inc. + .............................       3,715
   1,049 LoopNet, Inc. + ................................       6,378
     863 LTX-Credence Corp. + ...........................         242
  10,407 Macrovision Solutions Corp. + ..................     185,141
   1,423 Magma Design Automation, Inc. + ................       1,067
     889 Manhattan Associates, Inc. + ...................      15,397
     737 Mantech International Corp., Class A + .........      30,880
     754 Marchex, Inc., Class B .........................       2,594
      87 MAXIMUS, Inc. ..................................       3,468
     707 Maxwell Technologies, Inc. + ...................       4,914
     212 Mentor Graphics Corp. + ........................         941
     915 MercadoLibre, Inc. + ...........................      16,973
   1,632 Micrel, Inc. ...................................      11,489
   6,854 Microchip Technology, Inc. .....................     145,236
   2,919 Micros Systems, Inc. + .........................      54,731
   2,961 Microsemi Corp. + ..............................      34,348
     328 MicroStrategy, Inc., Class A + .................      11,214
   1,874 Microtune, Inc. + ..............................       3,411
     195 MIPS Technologies, Inc., Class A + .............         571

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  -----                                                      -----

INFORMATION TECHNOLOGY -- 24.5% (CONTINUED)
     109 MKS Instruments, Inc. + ........................ $     1,599
     942 Monolithic Power Systems, Inc. + ...............      14,601
     379 Monotype Imaging Holdings, Inc. + ..............       1,417
   4,415 Move, Inc. + ...................................       6,402
     225 MTS Systems Corp. ..............................       5,119
     275 Multi-Fineline Electronix, Inc. +...............       4,631
     235 NCI, Inc., Class A + ...........................       6,110
     127 Ness Technologies, Inc. + ......................         375
   1,784 Net 1 UEPS Technologies, Inc. + ................      27,135
  23,453 Netezza Corp. + ................................     159,480
     207 Netgear, Inc. + ................................       2,494
   5,275 Netlogic Microsystems, Inc. + ..................     144,957
     895 Netscout Systems, Inc. + .......................       6,408
     253 NetSuite, Inc. + ...............................       2,849
   7,232 Neutral Tandem, Inc. + .........................     177,979
   1,741 Nextwave Wireless, Inc. + ......................         279
   1,433 NIC, Inc. ......................................       7,452
     502 Novatel Wireless, Inc. + .......................       2,821
  12,132 Nuance Communications, Inc. + ..................     131,754
     165 NVE Corp. + ....................................       4,754
   2,357 Omniture, Inc. + ...............................      31,089
     155 Omnivision Technologies, Inc. + ................       1,042
   1,033 Online Resources Corp. + .......................       4,349
     224 OpenTV Corp., Class A + ........................         338
     269 Oplink Communications, Inc. + ..................       2,071
     425 Opnet Technologies, Inc. + .....................       3,685
     376 Opnext, Inc. + .................................         643
     754 Orbcomm, Inc. + ................................       1,108
     449 OSI Systems, Inc. + ............................       6,852
   3,271 Palm, Inc. + ...................................      28,196
   3,913 Parametric Technology Corp. + ..................      39,052
     595 Park Electrochemical Corp. .....................      10,282
   1,014 Parkervision, Inc. + ...........................       1,714
     325 PC Mall, Inc. + ................................       1,475
     352 PC-Tel, Inc. ...................................       1,514
     517 Pegasystems, Inc. ..............................       9,601
     794 Pericom Semiconductor Corp. + ..................       5,804
     985 Phoenix Technologies, Ltd. + ...................       1,596
   1,296 Plexus Corp. + .................................      17,911
   1,139 PLX Technology, Inc. + .........................       2,472
  37,202 PMC - Sierra, Inc. + ...........................     237,349
   2,912 Polycom, Inc. + ................................      44,816
   7,198 Power Integrations, Inc. .......................     123,806
     865 Presstek, Inc. + ...............................       1,791
   1,350 Progress Software Corp. + ......................      23,436
     458 PROS Holdings, Inc. + ..........................       2,130
     443 QAD, Inc. ......................................       1,121
     626 Quality Systems, Inc. ..........................      28,326
   4,140 Quantum Corp. + ................................       2,774
     118 Rackable Systems, Inc. + .......................         479
     459 Rackspace Hosting, Inc. + ......................       3,438
     992 Radiant Systems, Inc. + ........................       4,375
   1,143 RealNetworks, Inc. + ...........................       2,663
     344 Renaissance Learning, Inc. .....................       3,086
     942 RightNow Technologies, Inc. + ..................       7,131
      18 Rimage Corp. + .................................         240
   2,004 Riverbed Technology, Inc. + ....................      26,212
   1,060 Rofin-Sinar Technologies, Inc. + ...............      17,087
     476 Rubicon Technology, Inc. + .....................       2,528
     114 Rudolph Technologies, Inc. + ...................         345
   1,234 S1 Corp. + .....................................       6,355
      95 Safeguard Scientifics, Inc. + ..................          52
   5,420 Sanmina-SCI Corp. + ............................       1,653
   3,120 Sapient Corp. + ................................      13,946
   1,349 SAVVIS, Inc. + .................................       8,350


  SHARES                                                     VALUE
  -----                                                      -----

INFORMATION TECHNOLOGY -- 24.5% (CONTINUED)
     708 Scansource, Inc. + ............................. $    13,155
     578 Semitool, Inc. + ...............................       1,607
   2,084 Semtech Corp. + ................................      27,821
   1,317 ShoreTel, Inc. + ...............................       5,676
     792 Sigma Designs, Inc. + ..........................       9,853
   2,540 Silicon Image, Inc. + ..........................       6,096
   6,593 Silicon Laboratories, Inc. + ...................     174,055
   3,940 Skyworks Solutions, Inc. + .....................      31,756
     909 Smith Micro Software, Inc. + ...................       4,754
  12,471 Solera Holdings, Inc. + ........................     309,031
     351 Sonic Solutions, Inc. + ........................         421
     189 SonicWALL, Inc. + ..............................         843
   7,163 Sonus Networks, Inc. + .........................      11,246
     576 Sourcefire, Inc. + .............................       4,193
   5,000 Spansion, Inc., Class A + ......................         649
     644 SPSS, Inc. + ...................................      18,309
     823 SRA International, Inc., Class A + .............      12,098
     442 Standard Microsystems Corp. + ..................       8,221
   6,304 Starent Networks Corp. + .......................      99,666
   1,104 STEC, Inc. + ...................................       8,136
     739 Stratasys, Inc. + ..............................       6,112
     872 SuccessFactors, Inc. + .........................       6,653
     715 Super Micro Computer, Inc. + ...................       3,518
     404 Supertex, Inc. + ...............................       9,332
   1,004 SupportSoft, Inc. + ............................       1,928
     734 Switch & Data Facilities Co., Inc. + ...........       6,437
  14,552 Sybase, Inc. + .................................     440,780
     646 Sycamore Networks, Inc. + ......................       1,725
     638 Symyx Technologies + ...........................       2,839
   1,217 Synaptics, Inc. + ..............................      32,567
     739 Synchronoss Technologies, Inc. + ...............       9,060
     464 Syntel, Inc. ...................................       9,549
   2,743 Take-Two Interactive Software, Inc. ............      22,904
     926 Taleo Corp., Class A + .........................      10,945
       6 Technitrol, Inc. ...............................          10
     393 TechTarget, Inc. + .............................         943
     549 Techwell, Inc. + ...............................       3,464
     265 Tekelec + ......................................       3,506
   1,291 TeleCommunication Systems, Inc., Class A +......      11,838
   1,303 TeleTech Holdings, Inc. + ......................      14,190
   1,850 Terremark Worldwide, Inc. + ....................       4,977
   1,726 Tessera Technologies, Inc. + ...................      23,077
     266 TheStreet.com, Inc. ............................         524
   1,627 THQ, Inc. + ....................................       4,946
   3,640 TiVo, Inc. + ...................................      25,626
     772 TNS, Inc. + ....................................       6,315
     792 Trident Microsystems, Inc. + ...................       1,156
     189 TTM Technologies, Inc. + .......................       1,096
   1,266 Tyler Technologies, Inc. + .....................      18,522
     886 Ultimate Software Group, Inc. + ................      15,292
     841 Ultratech, Inc. + ..............................      10,504
     500 Unica Corp. + ..................................       2,415
   1,038 Universal Display Corp. + ......................       9,518
      70 Utstarcom, Inc. + ..............................          55
   3,093 Valueclick, Inc. + .............................      26,321
     964 VASCO Data Security International, Inc. + ......       5,562
     964 Veeco Instruments, Inc. + ......................       6,430
   1,266 VeriFone Holdings, Inc. + ......................       8,609
     188 Viasat, Inc. + .................................       3,914
     470 Vignette Corp. + ...............................       3,140
     227 Virtusa Corp. + ................................       1,407
   9,696 VistaPrint, Ltd. + .............................     266,543
     573 Vocus, Inc. + ..................................       7,615

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  -----                                                      -----

INFORMATION TECHNOLOGY -- 24.5% (CONTINUED)
     812 Volterra Semiconductor Corp. + ................. $     6,853
     225 Web.com Group, Inc. + ..........................         747
   1,452 Websense, Inc. + ...............................      17,424
   2,436 Wind River Systems, Inc. + .....................      15,590
   1,304 Wright Express Corp. + .........................      23,759
                                                          -----------
                                                            6,772,698
                                                          -----------
MATERIALS -- 1.9%
     193 AEP Industries, Inc. + .........................       2,947
   1,425 Allied Nevada Gold Corp. + .....................       8,336
     324 AMCOL International Corp. ......................       4,808
     637 American Vanguard Corp. ........................       8,217
     305 Arch Chemicals, Inc. ...........................       5,783
     656 Balchem Corp. ..................................      16,485
     200 Bway Holding Co. + .............................       1,578
   1,941 Calgon Carbon Corp. + ..........................      27,504
     145 Clearwater Paper Corp. + .......................       1,164
     607 Compass Minerals International, Inc. ...........      34,216
     380 Deltic Timber Corp. ............................      14,976
   9,176 Eagle Materials, Inc. ..........................     222,518
   1,272 Ferro Corp. ....................................       1,819
     752 Flotek Industries, Inc. + ......................       1,181
   1,644 General Moly, Inc. + ...........................       1,743
     292 General Steel Holdings, Inc. + .................         768
     250 GenTek, Inc. + .................................       4,372
   5,003 Graphic Packaging Holding Co. + ................       4,353
     104 Haynes International, Inc. + ...................       1,853
     160 Headwaters, Inc. + .............................         502
     305 ICO, Inc. + ....................................         628
     197 Innophos Holdings, Inc. ........................       2,222
     515 Innospec, Inc. .................................       1,942
      49 Koppers Holdings, Inc. .........................         711
     833 Landec Corp. + .................................       4,640
     412 LSB Industries, Inc. + .........................       4,075
     315 Minerals Technologies, Inc. ....................      10,096
     578 Myers Industries, Inc. .........................       3,549
     481 NewMarket Corp. ................................      21,308
     145 NL Industries, Inc. ............................       1,450
     245 Olympic Steel, Inc. ............................       3,717
     325 Quaker Chemical Corp. ..........................       2,581
     519 Rock-Tenn Co., Class A .........................      14,039
   1,004 ShengdaTech, Inc. + ............................       3,112
     452 Silgan Holdings, Inc. ..........................      23,748
   2,467 Solutia, Inc. + ................................       4,613
      95 Stepan Co. .....................................       2,594
     389 Stillwater Mining Co. + ........................       1,439
      35 Sutor Technology Group, Ltd. + .................          49
     835 Texas Industries, Inc. .........................      20,875
      35 United States Lime & Minerals, Inc. + ..........         958
      24 Universal Stainless & Alloy + ..................         232
     415 Worthington Industries, Inc. ...................       3,615
   1,985 WR Grace & Co. + ...............................      12,545
     750 Zep, Inc. ......................................       7,673
     989 Zoltek Cos., Inc. + ............................       6,735
                                                          -----------
                                                              524,269
                                                          -----------
TELECOMMUNICATION SERVICES -- 1.9%
     795 Alaska Communications Systems Group, Inc. ......       5,327
     859 Cbeyond, Inc. + ................................      16,175
   2,061 Centennial Communications Corp. + ..............      17,024
   1,601 Cogent Communications Group, Inc. + ............      11,527
     305 Consolidated Communications Holdings, Inc. .....       3,129
     304 Global Crossing, Ltd. + ........................       2,128


  SHARES                                                     VALUE
  -----                                                      -----

TELECOMMUNICATION SERVICES -- 1.9% (CONTINUED)
   1,127 ICO Global Communicati$ns Holdings,
         Ltd. + ......................................... $       394
     140 Iowa Telecommunications Services, Inc. .........       1,604
     199 iPCS, Inc. + ...................................       1,932
   1,069 NTELOS Holdings Corp. ..........................      19,392
   3,263 PAETEC Holding Corp. + .........................       4,699
   1,896 Premiere Global Services, Inc. + ...............      16,723
  14,842 SBA Communications Corp., Class A + ............     345,818
     759 Shenandoah Telecommunications Co. ..............      17,305
     880 Syniverse Holdings, Inc. + .....................      13,869
     228 TerreStar Corp. + ..............................         128
   4,631 tw telecom, Inc., Class A + ....................      40,521
   1,320 Virgin Mobile USA, Inc., Class A + .............       1,703
   1,399 Vonage Holdings Corp. + ........................         560
                                                          -----------
                                                              519,958
                                                          -----------
UTILITIES -- 1.0%
     431 Cadiz, Inc. + ..................................       3,439
     520 Consolidated Water Co., Inc. ...................       5,642
   5,948 ITC Holdings Corp. .............................     259,452
     647 Ormat Technologies, Inc. .......................      17,767
      36 SJW Corp. ......................................         916
     156 Synthesis Energy Systems, Inc. + ...............         103
   2,130 U.S. Geothermal, Inc. + ........................       1,512
                                                          -----------
                                                              288,831
                                                          -----------
Total Common Stock (Cost $34,642,839)                      26,972,269
                                                         ------------

EXCHANGE TRADED FUND -- 1.2%
         iShares Russell 2000 Growth Index Fund
   7,148 (Cost$305) .....................................     328,665
                                                          -----------
PRIVATE COMPANY -- 0.0%
       1 Teton Advisors, Inc. (Cost $51) ................           1
                                                          -----------
WARRANT -- 0.0%
      15 GRH, Expires 15/09/11 + (Cost $-) ..............          --
                                                          -----------

MONEY MARKET FUND -- 0.0%
   1,068 TCW Money Market Fund, 0.340% (b)
         (Cost $1,068) ..................................       1,068
                                                          -----------
CASH EQUIVALENT -- 1.4%
 381,378 PNC Institutional Money Market Trust,
         0.050% (bg) (c)
        (Cost $381,378) .................................     381,378
                                                          -----------
Total Investments-- 100.3%
(Cost $35,330,587)++                                       27,683,381
Other Assets & Liabilities, Net-- (0.3)%                      (74,538)
                                                          -----------
NET ASSETS-- 100.0%                                       $27,608,843
                                                          ===========


ADR -- American Depositary Receipt


+    Non-income producing security.

(a)  All or a portion of this security is on loan.

(b)  The rate reported is the 7-day effective yield as of March 31, 2009.

(c) A partially position of this security was purchased with proceeds from collateral received from securities on loan. At March 31, 2009, $9 of this investment represents the collateral received for securities on loan.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

++ At March 31, 2009, the tax basis cost of the Fund's investments was $35,330,587, and the unrealized appreciation and depreciation were $2,079,290 and $(9,726,496) respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----

COMMON STOCK -- 94.3%
AUSTRALIA -- 3.1%
       840  AGL Energy, Ltd. ......................... $       8,708
    13,400  Alumina, Ltd. ............................        12,070
     3,220  AMP, Ltd. ................................        10,505
     1,749  Aristocrat Leisure, Ltd. .................         4,161
     4,176  Australia & New Zealand Banking Group,
             Ltd. ....................................        45,603
     6,301  BHP Billiton, Ltd. .......................       139,169
     2,640  BlueScope Steel, Ltd. ....................         4,733
     2,590  Brambles, Ltd. ...........................         8,634
     2,663  Commonwealth Bank of Australia ...........        63,888
     1,000  CSL, Ltd. ................................        22,582
     3,120  Fortescue Metals Group, Ltd. + ...........         5,562
     4,120  Foster's Group, Ltd. .....................        14,480
    16,573  Goodman Group ............................         3,759
    10,000  GPT Group ................................         3,035
     6,870  Insurance Australia Group, Ltd. ..........        16,674
       308  Leighton Holdings, Ltd. ..................         4,126
       528  Macquarie Group, Ltd. ....................         9,936
     5,570  Macquarie Infrastructure Group ...........         5,702
     3,409  National Australia Bank, Ltd. ............        47,556
     1,329  Newcrest Mining, Ltd. ....................        30,573
     1,215  Orica, Ltd. ..............................        12,525
     2,260  Origin Energy, Ltd. ......................        23,236
     1,610  QBE Insurance Group, Ltd. ................        21,584
       620  Rio Tinto, Ltd. ..........................        24,608
     3,490  Stockland ................................         7,452
     1,920  Suncorp-Metway, Ltd. .....................         8,014
     2,150  TABCORP Holdings, Ltd. ...................         9,704
     8,000  Telstra Corp., Ltd. ......................        17,846
     1,550  Toll Holdings, Ltd. ......................         6,740
     2,602  Transurban Group .........................         8,447
     2,437  Wesfarmers, Ltd. .........................        31,957
       754  Wesfarmers, Ltd. PPS .....................         9,957
     3,555  Westfield Group ..........................        24,627
     9,764  Westpac Banking Corp. ....................       128,850
       970  Woodside Petroleum, Ltd. .................        25,820
     2,227  Woolworths, Ltd. .........................        38,628
       383  WorleyParsons, Ltd. ......................         4,824
                                                       -------------
                                                             866,275
                                                       -------------
AUSTRIA -- 1.3%
     3,336  Atrium European Real Estate, Ltd. + ......        10,055
       570  Erste Group Bank AG ......................         9,648
     3,100  Oesterreichische Post AG .................        92,068
     4,360  OMV AG ...................................       145,761
       790  Telekom Austria AG .......................        11,952
     3,300  Vienna Insurance Group ...................        94,642
                                                       -------------
                                                             364,126
                                                       -------------
BELGIUM -- 0.8%
       624  Anheuser-Busch InBev NV + ................             2
     1,014  Anheuser-Busch InBev NV ..................        27,902
       280  Belgacom SA ..............................         8,769
       197  Delhaize Group ...........................        12,775
     3,169  Dexia SA .................................        10,918
     5,266  Fortis ...................................         9,615
       341  Groupe Bruxelles Lambert SA ..............        23,137
       400  KBC Groep NV .............................         6,458
       100  Solvay SA ................................         7,008
     3,800  UCB SA ...................................       111,872
                                                       -------------
                                                             218,456
                                                       -------------


   SHARES                                                 VALUE
   ------                                                 -----

BERMUDA -- 0.0%
       736 Seadrill, Ltd. ............................ $       7,115

CANADA -- 3.7%
     3,500  Bank of Nova Scotia ......................        86,299
    11,600  CGI Group, Inc., Class A + ...............        93,713
     6,400  Nexen, Inc. ..............................       108,588
     5,300  Petro-Canada .............................       142,458
     2,050  Potash Corp. of Saskatchewan .............       165,858
     6,000  Rogers Communications, Inc., Class B .....       138,322
     3,900  Royal Bank of Canada .....................       113,834
     5,400  Shoppers Drug Mart Corp. .................       185,728
                                                       -------------
                                                           1,034,800
                                                       -------------
CHINA -- 0.5%
    93,577  Bank of Communications Co., Ltd.,
             Class H .................................        64,934
   137,500  China Construction Bank Corp., Class H ...        78,062
     7,327  Foxconn International Holdings, Ltd. + ...         3,103
                                                       -------------
                                                             146,099
                                                       -------------
DENMARK -- 0.7%
         3  A P Moller - Maersk A/S, Class B .........        13,181
     1,669  Danske Bank A/S ..........................        14,056
       700  DSV A/S ..................................         5,143
     5,800  H Lundbeck A/S ...........................        98,945
       250  Jyske Bank A/S + .........................         5,705
       800  Novo-Nordisk A/S, Class B ................        38,352
       125  Novozymes A/S, Class B ...................         9,041
       350  Vestas Wind Systems A/S + ................        15,374
                                                       -------------
                                                             199,797
                                                       -------------
FINLAND -- 0.8%
     1,070  Fortum Oyj ...............................        20,367
    15,415  Nokia Oyj ................................       180,163
     1,060  Sampo Oyj, Class A .......................        15,620
     1,450  Stora Enso Oyj, Class R ..................         5,133
     1,310  UPM-Kymmene Oyj ..........................         7,555
                                                       -------------
                                                             228,838
                                                       -------------
FRANCE -- 10.2%
       370  Accor SA .................................        12,869
       517  Air Liquide SA ...........................        42,013
     4,580  Alcatel-Lucent ...........................         8,557
       440  Alstom SA ................................        22,801
     2,840  AXA SA ...................................        34,064
     5,016  BNP Paribas ..............................       206,803
     5,750  Bouygues .................................       205,338
       290  Cap Gemini SA ............................         9,314
     1,369  Carrefour SA .............................        53,369
     5,150  Christian Dior SA ........................       281,909
       720  Cie de Saint-Gobain ......................        20,160
       295  Cie Generale de Geophysique-Veritas + ....         3,413
       440  Cie Generale d'Optique Essilor
             International SA ........................        16,989
       180  CNP Assurances ...........................        11,344
       245  Compagnie Generale des Etablissements
             Michelin, Class B .......................         9,075
     1,610  Credit Agricole SA .......................        17,752
       362  Electricite de France ....................        14,188
    13,496  France Telecom SA ........................       307,463
     8,003  GDF Suez .................................       274,274
       950  Groupe Danone ............................        46,199
       350  Lafarge SA ...............................        15,791
       330  Lagardere SCA ............................         9,254
       490  L'Oreal SA ...............................        33,662
       509  LVMH Moet Hennessy Louis Vuitton SA ......        31,919
        40  Neopost SA ...............................         3,100

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----

FRANCE -- 10.2% (CONTINUED)
       280  Pernod-Ricard SA ......................... $      15,594
       735  Peugeot SA ...............................        13,891
       200  PPR ......................................        12,813
       520  Publicis Groupe ..........................        13,321
       766  Renault SA ...............................        15,740
     5,334  Sanofi-Aventis SA ........................       299,148
     2,415  Schneider Electric SA ....................       160,505
       820  Societe Generale .........................        32,054
       230  Sodexo ...................................        10,469
       450  Suez Environnement SA + ..................         6,613
       310  Technip SA ...............................        10,920
     3,991  Total SA .................................       197,219
       237  Unibail-Rodamco^ ..........................       33,515
       135  Vallourec ................................        12,508
     3,767  Veolia Environnement .....................        78,609
       995  Vinci SA .................................        36,914
     7,931  Vivendi ..................................       209,625
                                                       -------------
                                                           2,851,078
                                                       -------------
GERMANY --  6.0%
     4,400  Adidas AG ................................       145,934
       797  Allianz SE ...............................        66,666
     6,800  Altana AG ................................       116,250
     1,956  BASF SE ..................................        59,073
     4,114  Bayer AG .................................       196,420
     1,250  Commerzbank AG ...........................         6,645
     1,677  Daimler AG ...............................        42,224
     1,037  Deutsche Bank AG .........................        41,510
       350  Deutsche Boerse AG .......................        20,984
     1,712  Deutsche Post AG .........................        18,435
     5,210  Deutsche Telekom AG ......................        64,488
     3,438  E.ON AG ..................................        95,286
       595  Fresenius Medical Care AG & Co. KGaA .....        23,073
       260  Linde AG .................................        17,642
     1,650  MAN AG ...................................        71,573
       106  Merck KGaA ...............................         9,359
       310  Metro AG .................................        10,214
       331  Muenchener Rueckversicherungs AG .........        40,277
       120  Q-Cells SE ...............................         2,404
     3,740  RWE AG ...................................       261,738
     3,680  SAP AG ...................................       128,592
     3,600  SGL Carbon AG + ..........................        85,626
     1,560  Siemens AG ...............................        89,000
       280  Solarworld AG ............................         5,839
       720  ThyssenKrupp AG ..........................        12,553
       160  Volkswagen AG ............................        49,101
                                                       -------------
                                                           1,680,906
                                                       -------------
GREECE -- 0 .2%
     1,070  Alpha Bank AE ............................         7,097
       810  EFG Eurobank Ergasias SA .................         4,676
       680  Hellenic Telecommunications
             Organization SA .........................        10,186
       875  National Bank of Greece SA ...............        13,282
       500  OPAP SA ..................................        13,208
       445  Piraeus Bank SA ..........................         2,955
                                                       -------------
                                                              51,404
                                                       -------------
HONG KONG -- 3.4%
     4,840  Bank of East Asia, Ltd. ..................         9,353
    11,600  BOC Hong Kong Holdings, Ltd. .............        11,881
   159,693  Chaoda Modern Agriculture Holdings,
             Ltd. ....................................        95,184
     3,200  Cheung Kong Holdings, Ltd. ...............        27,582
    44,800  Cheung Kong Infrastructure Holdings,
             Ltd. ....................................       179,245
    13,000  China Mobile, Ltd. .......................       113,251


   SHARES                                                 VALUE
   ------                                                 -----

HONG KONG -- 3.4% (CONTINUED)
     5,100  CLP Holdings, Ltd. ....................... $      35,045
    79,800  CNOOC, Ltd. ..............................        80,194
     2,000  Esprit Holdings, Ltd. ....................        10,206
     3,801  Hang Lung Properties, Ltd. ...............         8,943
     2,100  Hang Seng Bank, Ltd. .....................        21,195
    11,330  Hong Kong & China Gas Co., Ltd. ..........        17,861
     2,100  Hong Kong Exchanges and Clearing, Ltd. ...        19,820
     3,100  HongKong Electric Holdings ...............        18,420
    26,100  Hutchison Whampoa, Ltd. ..................       128,137
     4,129  Li & Fung, Ltd. ..........................         9,680
    50,500  MTR Corp. ................................       121,374
     4,775  New World Development, Ltd. ..............         4,767
     2,900  Sun Hung Kai Properties, Ltd. ............        26,024
     2,400  Swire Pacific, Ltd., Class A .............        16,006
                                                       -------------
                                                             954,168
                                                       -------------
INDONESIA -- 0.3%
   137,000  Gudang Garam TBK PT ......................        70,405
                                                       -------------
IRELAND -- 0.2%
     1,332  CRH PLC ..................................        28,682
       770  Elan Corp. PLC + .........................         5,214
     2,400  Experian PLC .............................        15,003
                                                       -------------
                                                              48,899
                                                       -------------
ISRAEL -- 0.8%
    25,875  Bank Hapoalim BM + .......................        47,721
     3,700  Teva Pharmaceutical Industries, Ltd. ADR .       166,685
                                                       -------------
                                                             214,406
                                                       -------------
ITALY -- 2.3%
     2,305  Assicurazioni Generali SPA ...............        39,473
       690  Atlantia SPA .............................        10,407
     4,660  Banca Monte dei Paschi di Siena SPA ......         6,439
     1,530  Banco Popolare Scarl .....................         7,017
     8,800  Enel SPA .................................        42,170
    10,506  ENI SPA ..................................       203,282
     1,510  Fiat SPA .................................        10,566
     1,090  Finmeccanica SPA .........................        13,558
    65,484  Intesa Sanpaolo SPA ......................       179,991
     2,180  Intesa Sanpaolo SPA, RNC .................         4,099
     2,310  Mediaset SPA .............................        10,291
     1,310  Mediobanca SPA ...........................        11,095
     2,740  Snam Rete Gas SPA ........................        14,692
    27,336  Telecom Italia SPA .......................        35,219
    13,120  Telecom Italia SPA, RNC ..................        13,332
    22,618  UniCredit SPA ............................        37,201
     1,132  Unione di Banche Italiane SCPA ...........        12,456
                                                       -------------
                                                             651,288
                                                       -------------
JAPAN -- 20.2%
       300  Advantest Corp. ..........................         4,529
     1,600  Aeon Co., Ltd. ...........................        10,574
       500  Aisin Seiki Co., Ltd. ....................         8,022
     2,800  Ajinomoto Co., Inc. ......................        19,847
     1,100  Amada Co., Ltd. ..........................         5,876
    26,000  Asahi Breweries, Ltd. ....................       311,803
     2,200  Asahi Glass Co., Ltd. ....................        11,678
     3,600  Asahi Kasei Corp. ........................        13,073
     5,300  Astellas Pharma, Inc. ....................       163,989
     4,100  Bank of Yokohama, Ltd. (The) .............        17,576
     1,400  Bridgestone Corp. ........................        20,299
     2,100  Canon, Inc. ..............................        61,209
        21  Central Japan Railway Co. ................       118,397
     1,400  Chiba Bank, Ltd. (The) ...................         6,977
     1,600  Chubu Electric Power Co., Inc. ...........        35,260
       500  Chugai Pharmaceutical Co., Ltd. ..........         8,517

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----

JAPAN -- 20.2% (CONTINUED)
     1,900  Chuo Mitsui Trust Holdings, Inc. ......... $       5,909
       100  Credit Saison Co., Ltd. ..................           992
     2,100  Dai Nippon Printing Co., Ltd. ............        19,351
    18,983  Daihatsu Motor Co., Ltd. .................       150,024
     1,400  Daiichi Sankyo Co., Ltd. .................        23,535
       600  Daikin Industries, Ltd. ..................        16,517
       200  Daito Trust Construction Co., Ltd. .......         6,741
     1,900  Daiwa House Industry Co., Ltd. ...........        15,438
     2,900  Daiwa Securities Group, Inc. .............        12,850
     1,200  Denso Corp. ..............................        24,255
       500  Dentsu, Inc. .............................         7,681
       700  East Japan Railway Co. ...................        36,489
       500  Eisai Co., Ltd. ..........................        14,715
       500  Electric Power Development Co., Ltd. .....        14,910
       400  Fanuc, Ltd. ..............................        27,355
     1,000  FUJIFILM Holdings Corp. ..................        22,008
     4,600  Fujitsu, Ltd. ............................        17,258
     1,900  Fukuoka Financial Group, Inc. ............         5,849
     3,802  Hankyu Hanshin Holdings, Inc. ............        17,288
       100  Hirose Electric Co., Ltd. ................         9,672
     8,000  Hitachi, Ltd. ............................        21,885
     1,400  Hokkaido Electric Power Co., Inc. ........        28,147
     1,600  Hokuhoku Financial Group, Inc. ...........         2,936
     6,300  Hokuriku Electric Power Co. ..............       151,524
     2,900  Honda Motor Co., Ltd. ....................        69,026
       900  HOYA Corp. ...............................        17,909
       200  Ibiden Co., Ltd. .........................         4,891
         5  INPEX Corp. ..............................        35,404
    39,700  ITOCHU Corp. .............................       195,851
     1,164  Japan Steel Works, Ltd. (The) ............        11,096
         8  Japan Tobacco, Inc. ......................        21,382
     1,200  JFE Holdings, Inc. .......................        26,484
     2,000  Joyo Bank, Ltd. (The) ....................         9,272
       700  JS Group Corp. ...........................         7,915
     1,200  JTEKT Corp. ..............................         8,480
     4,300  Kajima Corp. .............................        10,651
    14,000  Kamigumi Co., Ltd. .......................        93,189
    28,200  Kaneka Corp. .............................       139,404
     1,700  Kansai Electric Power Co., Inc. (The) ....        36,940
     1,000  Kao Corp. ................................        19,509
         5  KDDI Corp. ...............................        23,542
     3,900  Keio Corp. ...............................        22,204
       110  Keyence Corp. ............................        20,807
     5,300  Kintetsu Corp. ...........................        22,029
     1,900  Kirin Holdings Co., Ltd. .................        20,295
     6,100  Kobe Steel, Ltd. .........................         7,887
     1,800  Komatsu, Ltd. ............................        19,917
    15,100  Konica Minolta Holdings, Inc. ............       131,601
     3,300  Kubota Corp. .............................        18,285
     1,000  Kuraray Co., Ltd. ........................         8,585
       300  Kyocera Corp. ............................        20,022
       700  Kyushu Electric Power Co., Inc. ..........        15,714
     4,200  Marubeni Corp. ...........................        13,226
       900  Marui Group Co., Ltd. ....................         4,837
    44,000  Meiji Seika Kaisha, Ltd. .................       153,778
     4,300  Mitsubishi Chemical Holdings Corp. .......        14,838
     2,600  Mitsubishi Corp. .........................        34,462
    29,200  Mitsubishi Electric Corp. ................       132,681
     2,200  Mitsubishi Estate Co., Ltd. ..............        24,954
     1,400  Mitsubishi Gas Chemical Co., Inc. ........         6,056
     6,000  Mitsubishi Heavy Industries, Ltd. ........        18,363
     4,600  Mitsubishi Materials Corp. ...............        12,529
    50,600  Mitsubishi UFJ Financial Group, Inc. .....       249,255
     3,400  Mitsui & Co., Ltd. .......................        34,632
     1,600  Mitsui Fudosan Co., Ltd. .................        17,549


   SHARES                                                 VALUE
   ------                                                 -----

JAPAN -- 20.2% (CONTINUED)
     2,700  Mitsui OSK Lines, Ltd. ................... $      13,360
       750  Mitsui Sumitomo Insurance Group
             Holdings, Inc. ..........................        17,668
    17,000  Mizuho Financial Group, Inc. .............        33,192
       500  Murata Manufacturing Co., Ltd. ...........        19,396
     5,700  NEC Corp. ................................        15,500
       300  Nidec Corp. ..............................        13,502
       800  Nikon Corp. ..............................         9,103
       200  Nintendo Co., Ltd. .......................        58,498
     1,056  Nippon Electric Glass Co., Ltd. ..........         7,488
     2,100  Nippon Express Co., Ltd. .................         6,617
     2,400  Nippon Mining Holdings, Inc. .............         9,619
     2,300  Nippon Oil Corp. .........................        11,458
    10,400  Nippon Steel Corp. .......................        28,083
     3,500  Nippon Telegraph & Telephone Corp. .......       133,556
     2,800  Nippon Yusen KK ..........................        10,815
     5,200  Nissan Motor Co., Ltd. ...................        18,792
       400  Nitto Denko Corp. ........................         8,184
     3,500  Nomura Holdings, Inc. ....................        17,753
     2,100  NSK, Ltd. ................................         8,150
         3  NTT Data Corp. ...........................         8,217
        33  NTT DoCoMo, Inc. .........................        44,953
     1,100  Obayashi Corp. ...........................         5,366
       400  Olympus Corp. ............................         6,527
       500  Omron Corp. ..............................         5,930
       200  Oriental Land Co., Ltd. ..................        12,742
       180  ORIX Corp. ...............................         5,923
     4,800  Osaka Gas Co., Ltd. ......................        15,023
     4,000  Panasonic Corp. ..........................        44,149
       200  Promise Co., Ltd. ........................         3,167
     1,100  Resona Holdings, Inc. ....................        14,828
    14,700  Ricoh Co., Ltd. ..........................       177,724
       200  Rohm Co., Ltd. ...........................         9,991
     2,900  Sankyo Co., Ltd. .........................       126,721
       600  Secom Co., Ltd. ..........................        22,211
     1,300  Sega Sammy Holdings, Inc. ................        11,530
       300  Seiko Epson Corp. ........................         4,126
     2,000  Sekisui Chemical Co., Ltd. ...............         9,988
     1,700  Sekisui House, Ltd. ......................        13,012
     1,500  Seven & I Holdings Co., Ltd. .............        33,111
     1,900  Sharp Corp. ..............................        15,202
       700  Shin-Etsu Chemical Co., Ltd. .............        34,386
     1,300  Shinsei Bank, Ltd. .......................         1,321
       700  Shiseido Co., Ltd. .......................        10,261
     2,100  Shizuoka Bank, Ltd. (The) ................        19,041
     2,800  Showa Denko KK ...........................         3,480
       200  SMC Corp. ................................        19,489
     1,300  Softbank Corp. ...........................        16,740
     4,544  Sojitz Corp. .............................         5,462
     1,900  Sompo Japan Insurance, Inc. ..............         9,957
     1,800  Sony Corp. ...............................        37,226
     3,200  Sumitomo Chemical Co., Ltd. ..............        11,000
     2,500  Sumitomo Corp. ...........................        21,720
     1,900  Sumitomo Electric Industries, Ltd. .......        16,007
     1,800  Sumitomo Heavy Industries, Ltd. ..........         6,070
     7,600  Sumitomo Metal Industries, Ltd. ..........        15,422
     1,300  Sumitomo Metal Mining Co., Ltd. ..........        12,497
     1,200  Sumitomo Mitsui Financial Group, Inc. ....        42,247
       900  Sumitomo Realty & Development Co., Ltd. ..        10,054
     2,600  Sumitomo Trust & Banking Co., Ltd. (The) .        10,065
       300  T&D Holdings, Inc. .......................         7,305
     1,300  Takashimaya Co., Ltd. ....................         7,533
     1,400  Takeda Pharmaceutical Co., Ltd. ..........        48,565

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----

JAPAN -- 20.2% (CONTINUED)
       250  Takefuji Corp. ........................... $       1,182
       200  TDK Corp. ................................         7,559
     3,100  Teijin, Ltd. .............................         6,772
       400  Terumo Corp. .............................        14,856
     2,500  Tobu Railway Co., Ltd. ...................        12,681
       900  Tohoku Electric Power Co., Inc. ..........        19,806
    10,600  Tokio Marine Holdings, Inc. ..............       261,028
     2,200  Tokyo Electric Power Co., Inc. (The) .....        54,978
       300  Tokyo Electron, Ltd. .....................        11,235
     5,500  Tokyo Gas Co., Ltd. ......................        19,292
     3,000  Tokyu Corp. ..............................        12,603
     2,100  Toppan Printing Co., Ltd. ................        14,413
     2,700  Toray Industries, Inc. ...................        10,883
     6,000  Toshiba Corp. ............................        15,628
     8,900  Toyo Suisan Kaisha, Ltd. .................       183,611
       500  Toyota Industries Corp. ..................        10,768
     5,100  Toyota Motor Corp. .......................       161,971
       500  Toyota Tsusho Corp. ......................         4,885
        42  West Japan Railway Co. ...................       133,159
        34  Yahoo! Japan Corp. .......................         8,952
       190  Yamada Denki Co., Ltd. ...................         7,497
       600  Yamaha Motor Co., Ltd. ...................         5,383
     1,200  Yamato Holdings Co., Ltd. ................        11,379
                                                       -------------
                                                           5,613,950
                                                       -------------
LUXEMBOURG -- 0.4%
     4,645  ArcelorMittal ^ ...........................       94,711
    11,466  Reinet Investments SCA + ^.................       11,015
                                                       -------------
                                                             105,726
                                                       -------------
MALAYSIA -- 1.8%
    78,800  RHB Capital BHD ..........................        76,704
    46,500  Tanjong PLC ..............................       176,254
   457,847  YTL Power International BHD ..............       241,211
                                                       -------------
                                                             494,169
                                                       -------------
MEXICO -- 1.4%
     4,200  Grupo Elektra SA de CV ...................       139,604
   136,000  Telefonos de Mexico SAB de CV ............       103,063
    67,000  Wal-Mart de Mexico SAB de CV .............       156,630
                                                       -------------
                                                             399,297
                                                       -------------
NETHERLANDS -- 4.7%
     4,811  Aegon NV .................................        18,637
       550  Akzo Nobel NV ............................        20,815
       953  ASML Holding NV ..........................        16,769
       690  European Aeronautic Defence and Space
             Co. NV ..................................         8,012
     3,000  Fugro NV, CVA ............................        95,209
       600  Heineken NV ..............................        17,033
     4,481  ING Groep NV, CVA ^.......................        24,537
     1,780  Koninklijke Ahold NV .....................        19,483
     5,430  Koninklijke DSM NV .......................       142,781
     3,640  Koninklijke KPN NV .......................        48,565
     2,340  Koninklijke Philips Electronics NV .......        34,614
     1,203  Reed Elsevier NV .........................        12,865
    23,598  Royal Dutch Shell PLC, Class B ...........       513,244
     6,200  Royal Dutch Shell PLC, Class A ...........       139,346
       900  TNT NV ...................................        15,416
     8,940  Unilever NV, CVA .........................       176,009
       660  Wolters Kluwer NV ........................        10,691
                                                       -------------
                                                           1,314,026
                                                       -------------
NEW ZEALAND -- 0.0%
     7,043  Telecom Corp. of New Zealand, Ltd. .......         9,154
                                                       -------------


   SHARES                                                 VALUE
   ------                                                 -----

NORWAY -- 0.7%
    19,700  DnB NOR ASA .............................. $      88,378
     2,200  Norsk Hydro ASA ..........................         8,278
     2,150  Orkla ASA ................................        14,749
     2,000  Petroleum Geo-Services ASA + .............         8,358
     2,845  StatoilHydro ASA .........................        49,790
     3,400  Telenor ASA ..............................        19,437
                                                       -------------
                                                             188,990
                                                       -------------
PHILIPPINES -- 0.2%
     3,200  Globe Telecom, Inc. ......................        55,514

PORTUGAL -- 0.2%
     3,730  Banco Comercial Portugues SA, Class R ....         3,057
     1,620  BRISA ....................................        11,224
     4,750  Energias de Portugal SA ..................        16,455
     1,970  Portugal Telecom SGPS SA .................        15,208
       446  Zon Multimedia Servicos de
             Telecomunicacoes e Multimedia SGPS SA             2,371
                                                       -------------
                                                              48,315
                                                       -------------
RUSSIA -- 0.7%
     5,000  Gazprom OAO ADR* .........................        74,090
     2,700  Tatneft GDR ..............................       124,335
                                                       -------------
                                                             198,425
                                                       -------------
SINGAPORE -- 2.7%
    72,000  ComfortDelgro Corp., Ltd. ................        64,494
     3,000  DBS Group Holdings, Ltd. .................        16,729
     9,800  Jardine Cycle & Carriage, Ltd. ...........        76,524
     3,908  Keppel Corp., Ltd. .......................        12,914
     6,000  Oversea-Chinese Banking Corp., Ltd. ......        19,132
     2,500  Singapore Airlines, Ltd. .................        16,491
   130,200  Singapore Telecommunications, Ltd. .......       217,076
    61,000  SMRT Corp., Ltd. .........................        61,428
    39,200  United Overseas Bank, Ltd. ...............       251,498
                                                       -------------
                                                             736,286
                                                       -------------
SOUTH AFRICA -- 1.3%
     6,000  African Rainbow Minerals, Ltd. ...........        88,223
     6,700  MTN Group, Ltd. ..........................        74,691
    18,000  Remgro, Ltd. .............................       128,833
     1,900  Sasol, Ltd. ..............................        55,337
                                                       -------------
                                                             347,084
                                                       -------------
SOUTH KOREA -- 0.2%
     1,000  POSCO ADR ................................        66,830

SPAIN -- 4.1%
       580  Abertis Infraestructuras SA ..............         9,059
       138  Acciona SA ...............................        14,185
       490  ACS Actividades de Construccion y
             Servicios SA ............................        20,311
     6,776  Banco Bilbao Vizcaya Argentaria SA .......        54,962
     1,820  Banco Popular Espanol SA .................        11,513
    45,714  Banco Santander SA .......................       314,976
       880  Cintra Concesiones de Infraestructuras de
             Transporte SA ...........................         3,934
       210  Fomento de Construcciones y Contratas SA .         6,422
       897  Gamesa Corp. Tecnologica SA ..............        11,498
       170  Grupo Ferrovial SA .......................         3,623
     8,144  Iberdrola SA ^............................        57,100
       380  Inditex SA ...............................        14,798
    57,000  Mapfre SA ................................       124,732
    18,740  Repsol YPF SA ............................       323,140

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----

SPAIN -- 4.1% (CONTINUED)
     8,230  Telefonica SA ............................ $     164,006
                                                       -------------
                                                           1,134,259
                                                       -------------
SWEDEN -- 1.5%
       800  Assa Abloy AB, Class B ...................         7,486
     1,400  Atlas Copco AB, Class B ..................         9,530
    14,400  Atlas Copco AB, Class A ..................       108,117
       600  Electrolux AB, Ser B .....................         4,696
     1,375  Hennes & Mauritz AB, Class B .............        51,544
     6,200  Nordea Bank AB ...........................        30,847
    12,800  Sandvik AB ...............................        73,318
     1,000  Scania AB, Class B .......................         8,138
     1,100  Securitas AB, Class B ....................         8,028
     3,840  Skandinaviska Enskilda Banken AB, Class A         12,057
     1,200  SKF AB, Class B ..........................        10,386
     1,500  Svenska Cellulosa AB, Class B ............        11,384
     1,100  Svenska Handelsbanken AB, Class A ........        15,543
     5,589  Telefonaktiebolaget LM Ericsson, Class B .        45,184
     4,100  TeliaSonera AB ...........................        19,718
     2,283  Volvo AB, Class B ........................        12,113
                                                       -------------
                                                             428,089
                                                       -------------
SWITZERLAND -- 5.1%
     3,841  ABB, Ltd. ................................        53,602
       130  Actelion, Ltd. + .........................         5,936
       340  Adecco SA ................................        10,632
     1,100  Compagnie Financiere Richemont SA ........        17,185
     1,990  Credit Suisse Group AG ...................        60,629
        90  Geberit AG ...............................         8,090
       450  Holcim, Ltd. .............................        16,038
     3,000  Julius Baer Holding AG ...................        73,758
     7,320  Nestle SA ................................       247,454
       325  Nobel Biocare Holding AG .................         5,550
    13,469  Novartis AG ..............................       509,894
     1,318  Roche Holding AG .........................       181,007
     1,470  STMicroelectronics NV ....................         7,351
        79  Swatch Group AG (The) ....................         9,534
        66  Swiss Life Holding AG ....................         4,554
       764  Swiss Reinsurance ........................        12,490
       104  Swisscom AG ..............................        29,219
       240  Syngenta AG ..............................        48,273
       149  Synthes, Inc. ............................        16,609
     5,481  UBS AG ...................................        51,417
       260  Zurich Financial Services AG .............        41,117
                                                       -------------
                                                           1,410,339
                                                       -------------
UNITED KINGDOM -- 14.8%
     1,005  3i Group PLC .............................         3,911
     4,607  Anglo American PLC .......................        78,432
    13,323  AstraZeneca PLC ..........................       471,717
    29,540  Aviva PLC ................................        91,581
     6,290  BAE Systems PLC ..........................        30,160
    16,799  Barclays PLC .............................        35,658
     6,220  BG Group PLC .............................        93,802
    10,424  BHP Billiton PLC .........................       205,569
    33,456  BP PLC ...................................       224,280
    19,616  British American Tobacco PLC .............       453,882
     1,069  British Land Co. PLC .....................         5,522
     2,330  British Sky Broadcasting Group PLC .......        14,458
    40,231  BT Group PLC, Class A ....................        44,873
     4,422  Cable & Wireless PLC .....................         8,841
     2,451  Cadbury PLC ..............................        18,483
     2,640  Capita Group PLC (The) ...................        25,670
       400  Carnival PLC .............................         9,082
     9,673  Centrica PLC .............................        31,568


   SHARES                                                 VALUE
   ------                                                 -----
UNITED KINGDOM -- 14.8% (CONTINUED)
     3,980  Compass Group PLC ........................ $      18,197
     4,882  Diageo PLC ...............................        54,503
     8,510  Enterprise Inns PLC ......................         8,262
     5,480  Friends Provident PLC ....................         5,433
     9,667  GlaxoSmithKline PLC ......................       150,523
       490  Hammerson PLC ............................         1,787
     2,878  Home Retail Group PLC ....................         9,264
    45,175  HSBC Holdings PLC ........................       251,453
    16,410  Imperial Tobacco Group PLC ...............       368,451
       619  Intercontinental Hotels Group PLC ........         4,695
     3,260  International Power PLC ..................         9,843
    11,440  ITV PLC ..................................         3,115
       830  Johnson Matthey PLC ......................        12,545
     4,950  Kingfisher PLC ...........................        10,608
     1,460  Ladbrokes PLC ............................         3,832
       970  Land Securities Group PLC ................         6,077
    13,730  Legal & General Group PLC ................         8,451
    19,273  Lloyds TSB Group PLC .....................        19,508
       350  London Stock Exchange Group PLC ..........         2,829
     3,512  Man Group PLC ............................        11,003
     2,730  Marks & Spencer Group PLC ................        11,571
    22,454  National Grid PLC ........................       172,415
       540  Next PLC .................................        10,245
    12,240  Old Mutual PLC ...........................         9,110
     1,940  Pearson PLC ..............................        19,505
    39,059  Prudential PLC ...........................       189,308
     1,200  Reckitt Benckiser Group PLC ..............        45,012
     1,930  Reed Elsevier PLC ........................        13,835
     1,680  Rexam PLC ................................         6,490
     5,659  Rio Tinto PLC ............................       189,971
     3,689  Rolls-Royce Group PLC ....................        15,536
    37,896  Royal Bank of Scotland Group PLC .........        13,353
     5,679  RSA Insurance Group PLC ..................        10,587
     1,780  SABMiller PLC ............................        26,460
     4,410  Sage Group PLC (The) .....................        10,685
     3,120  Sainsbury (J) PLC ........................        13,981
     1,550  Scottish & Southern Energy PLC ...........        24,623
       500  Severn Trent PLC .........................         7,094
     2,010  Smith & Nephew PLC .......................        12,508
     1,276  Smiths Group PLC .........................        12,233
     8,556  Standard Chartered PLC ...................       106,216
       950  Tate & Lyle PLC ..........................         3,543
    14,168  Tesco PLC ................................        67,675
       411  Thomson Reuters PLC ......................         9,175
     1,221  Tullow Oil PLC ...........................        14,035
     2,529  Unilever PLC .............................        47,811
     1,228  United Utilities Group PLC ...............         8,510
    95,562  Vodafone Group PLC .......................       166,567
       625  Whitbread PLC ............................         7,057
     6,449  WM Morrison Supermarkets PLC .............        23,605
     1,570  Wolseley PLC .............................         5,182
     2,730  WPP PLC ..................................        15,349
     3,750  Xstrata PLC ..............................        25,149
                                                       -------------
                                                           4,122,264
                                                       -------------
Total Common Stock (Cost $44,644,629)                     26,260,777
                                                       -------------

PREFERRED STOCK -- 2.2%
BRAZIL -- 1.5%
     5,300  Banco Bradesco SA ........................        52,803
     8,800  Cia Vale do Rio Doce .....................       101,667
    31,064  Investimentos Itau SA ....................       106,822
    12,600  Petroleo Brasileiro SA ...................       155,396
                                                       -------------
                                                             416,688
                                                       -------------

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----

GERMANY -- 0.7%
     3,550  Fresenius SE ............................. $     162,288
       550  Henkel AG & Co. KGaA .....................        14,941
       190  Porsche Automobil Holding SE .............         9,069
       160  Volkswagen AG ............................         9,181
                                                       -------------
                                                             195,479
                                                       -------------
Total Preferred Stock (Cost $1,220,162)                      612,167
                                                       -------------

EXCHANGE TRADED FUND -- 1.2%
            iShares MSCI EAFE Index Fund
     8,700   (Cost $329,795) .........................       327,033
                                                       -------------

WARRANTS -- 0.1%
   148,893  YTL Power International BHD,
             Expires 28,201(Cost $4,620) .............        28,201
                                                       -------------

RIGHTS -- 0.1%
     4,495  Fortis, Expires 07/14+ ...................            --
    18,822  HSBC Holdings, Expires 04/09+ ............        38,070
    16,241  Royal Bank of Scotland, Expires 04/09+* ..            --
                                                       -------------
Total Rights (Cost $-)                                        38,070
                                                       -------------

CASH EQUIVALENT -- 1.8%
   502,300  PNC Institutional Money Market Trust
             0.050%(a) (Cost $502,300) ...............       502,300
                                                       -------------

Total Investments-- 99.7%
(Cost $46,701,506)++                                      27,768,548
Other Assets & Liabilities, Net-- 0.3%                        94,571
                                                       -------------
NET ASSETS-- 100.0%                                    $  27,863,119
                                                       =============


     ADR -- American Depositary Receipt
     GDR -- Global Depositary Receipt

+    Non-income producing security.

^ Securities incorporated in the same country but traded on different exchange.
* Security valued using intrinsic value on underlying stock, as approved by the Pricing Committee.
(a)  Rate shown is the 7-day effective yield as of March 31, 2009.


Amounts designated as "--" are $0 or have been rounded to $0.

At March 31, 2009, the International Equity Fund had the following open forward currency contracts:

                                                   CURRENT        UNREALIZED
                          LOCAL     EXPIRATION      VALUE        APPRECIATION
FOREIGN CURRENCY        CURRENCY      DATE       U.S. DOLLAR    (DEPRECIATION)
----------------        --------    -----------  -----------    --------------
SHORT CONTRACTS:
Australian Dollar         23,042     4/1/2009     $ 15,949      $      (64)
Euro Currency             22,155     4/1/2009       29,446              31
Japanese Yen           5,804,598     4/1/2009       59,256             624
Swedish Krona             90,243     4/1/2009       11,043              65
Swiss Franc               12,404     4/1/2009       10,842             (61)
                                                                ----------
Net Unrealized Appreciation                                     $      595
                                                                ==========



++ At March 31, 2009, the tax basis cost of the Fund's investments was $46,701,506, and the unrealized appreciation and depreciation were $501,006 and $(19,433,964) respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                         MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                    VALUE
   ------                                                    -----

COMMON STOCK -- 93.2%
CONSUMER DISCRETIONARY -- 10.9%
   6,200 Cablevision Systems Corp., Class A.............. $    80,228
  17,500 Centex Corp. ...................................     131,250
  17,100 Comcast Corp. Special, Class A .................     233,244
   4,600 Home Depot, Inc. (The) .........................     108,376
   9,100 Lowe's Cos., Inc. ..............................     166,075
   9,400 Marcus Corp. ...................................      79,900
   4,400 McDonald's Corp. ...............................     240,108
  24,800 News Corp., Class B ............................     190,960
  35,100 Staples, Inc. ..................................     635,661
  32,500 Target Corp. ...................................   1,117,675
   1,029 Time Warner Cable, Inc., Class A ...............      25,523
   4,100 Time Warner, Inc. ..............................      79,130
  33,100 Toll Brothers, Inc. + ..........................     601,096
  25,600 Walt Disney Co. (The) ..........................     464,896
                                                          -----------
                                                            4,154,122
                                                          -----------
CONSUMER STAPLES -- 10.4%
   4,000 Cadbury PLC ADR ................................     121,200
   4,300 Costco Wholesale Corp. .........................     199,176
   8,700 Estee Lauder Cos., Inc. (The), Class A .........     214,455
   4,100 General Mills, Inc. ............................     204,508
   4,200 HJ Heinz Co. ...................................     138,852
  11,600 Kellogg Co. ....................................     424,908
  10,800 Kimberly-Clark Corp. ...........................     497,988
  12,500 Kraft Foods, Inc., Class A .....................     278,625
  11,400 McCormick & Co., Inc. ..........................     337,098
  13,100 PepsiCo, Inc. ..................................     674,388
  18,800 Procter & Gamble Co. ...........................     885,292
                                                          -----------
                                                            3,976,490
                                                          -----------
ENERGY -- 12.3%
  24,200 BP PLC ADR .....................................     970,420
   4,400 ConocoPhillips .................................     172,304
   5,200 Devon Energy Corp. .............................     232,388
   5,900 Diamond Offshore Drilling, Inc. ................     370,874
  45,500 El Paso Corp. ..................................     284,375
   3,200 EnCana Corp. ...................................     129,952
  15,300 Halliburton Co. ................................     236,691
   9,200 Nabors Industries, Ltd. + ......................      91,908
   9,300 National Oilwell Varco, Inc. + .................     267,003
  27,200 Newfield Exploration Co. + .....................     617,440
  11,500 PetroHawk Energy Corp. + .......................     221,145
  25,000 Petroleo Brasileiro SA ADR .....................     761,750
   1,900 Schlumberger, Ltd. .............................      77,178
  13,700 Spectra Energy Corp. ...........................     193,718
   8,100 Weatherford International, Ltd. + ..............      89,667
                                                          -----------
                                                            4,716,813
                                                          -----------
FINANCIALS -- 10.0%
  10,600 American Express Co. ...........................     144,478
  26,600 Annaly Capital Management, Inc. ................     368,942
   3,100 Bank of New York Mellon Corp. (The).............      87,575
       8 Berkshire Hathaway, Inc., Class A +.............     693,600
  12,400 Charles Schwab Corp. (The) .....................     192,200
  33,600 Chimera Investment Corp. .......................     112,896
   2,000 Chubb Corp. ....................................      84,640
  25,900 JPMorgan Chase & Co. ...........................     688,422
   7,900 Moody's Corp. ..................................     181,068
  14,900 Progressive Corp. (The) ........................     200,256
  17,400 Travelers Cos., Inc. (The) .....................     707,135
  25,000 Wells Fargo & Co. ..............................     356,000
                                                          -----------
                                                            3,817,212
                                                          -----------
HEALTH CARE -- 11.7%
  19,200 Abbott Laboratories ............................     915,840


   SHARES                                                    VALUE
   ------                                                    -----

HEALTH CARE -- 11.7% (CONTINUED)
   7,600 AmerisourceBergen Corp., Class A ............... $   248,216
   2,100 Amgen, Inc. + ..................................     103,992
  19,200 Bristol-Myers Squibb Co. .......................     420,864
   3,400 Edwards Lifesciences Corp. + ...................     206,142
   6,800 Genzyme Corp. + ................................     403,852
  12,300 Johnson & Johnson ..............................     646,980
   5,300 McKesson Corp. .................................     185,712
  17,700 Novartis AG ADR ................................     669,591
  11,700 Pfizer, Inc. ...................................     159,354
   5,300 Pharmaceutical Product Development, Inc ........     125,716
   9,900 Schering-Plough Corp. ..........................     233,145
   6,500 UnitedHealth Group, Inc. .......................     136,045
                                                          -----------
                                                            4,455,449
                                                          -----------
INDUSTRIALS -- 10.9%
   4,900 3M Co. .........................................     243,628
   7,500 Covanta Holding Corp. + ........................      98,175
   3,900 Dover Corp. ....................................     102,882
   4,000 Eaton Corp. ....................................     147,440
   7,000 Emerson Electric Co. ...........................     200,060
   4,000 First Solar, Inc. + ............................     530,800
  95,600 General Electric Co. ...........................     966,516
   8,300 Honeywell International, Inc. ..................     231,238
  29,000 Masco Corp. ....................................     202,420
   7,500 McDermott International, Inc. + ................     100,425
   5,600 Norfolk Southern Corp. .........................     189,000
   3,700 Pitney Bowes, Inc. .............................      86,395
   6,500 Quanta Services, Inc. + ........................     139,425
   8,900 Tyco International, Ltd. .......................     174,084
   6,900 United Parcel Service, Inc., Class B ...........     339,618
  16,300 Waste Management, Inc. .........................     417,280
                                                          -----------
                                                            4,169,386
                                                          -----------
INFORMATION TECHNOLOGY -- 16.9%
   4,600 Apple, Inc. + ..................................     483,552
  21,300 ASML Holding, Class G ..........................     372,963
   8,300 Automatic Data Processing, Inc. ................     291,828
  15,800 Cadence Design Systems, Inc. + .................      66,360
  38,600 Cisco Systems, Inc. + ..........................     647,322
   3,600 Citrix Systems, Inc. + .........................      81,504
  29,100 Corning, Inc. ..................................     386,157
  11,400 Dolby Laboratories, Inc., Class A + ............     388,854
  18,600 EMC Corp. + ....................................     212,040
     900 Google, Inc., Class A + ........................     313,254
  10,700 Hewlett-Packard Co. ............................     343,042
  11,800 Intel Corp. ....................................     177,590
   3,100 International Business Machines Corp ...........     300,359
  14,600 Juniper Networks, Inc. + .......................     219,876
  25,600 LSI Corp. + ....................................      77,824
  32,100 Microsoft Corp. ................................     589,677
   8,500 Nvidia Corp. + .................................      83,810
  13,700 Oracle Corp. ...................................     247,559
  19,400 QUALCOMM, Inc. .................................     754,854
  10,400 VeriSign, Inc. + ...............................     196,248
   2,800 Visa, Inc., Class A ............................     155,680
   6,100 Yahoo!, Inc. + .................................      78,141
                                                          -----------
                                                            6,468,494
                                                          -----------
   MATERIALS -- 3.3%
   4,600 Air Products & Chemicals, Inc. .................     258,750
   3,400 BHP Billiton, Ltd. ADR .........................     151,640
   9,300 Celanese Corp., Ser A, Class A .................     124,341
   3,100 Ecolab, Inc. ...................................     107,663
   8,200 EI Du Pont de Nemours & Co. ....................     183,106
   4,100 Nucor Corp. ....................................     156,497

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                         MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                    VALUE
   ------                                                    -----

MATERIALS -- 3.3% (CONTINUED)
   5,500 PPG Industries, Inc. ........................... $   202,950
   3,000 Weyerhaeuser Co. ...............................      82,710
                                                          -----------
                                                            1,267,657
                                                          -----------
TELECOMMUNICATION SERVICES -- 3.2%
   7,100 American Tower Corp., Class A + ................     216,053
  20,000 AT&T, Inc. .....................................     504,000
  17,300 Verizon Communications, Inc. ...................     522,460
                                                          -----------
                                                            1,242,513
                                                          -----------
UTILITIES -- 3.6%
   4,600 Duke Energy Corp. ..............................      65,872
  13,900 FPL Group, Inc. ................................     705,147
   9,100 NRG Energy, Inc. + .............................     160,160
   9,300 Sempra Energy ..................................     430,032
                                                          -----------
                                                            1,361,211
                                                          -----------
Total Common Stock (Cost $37,798,548)                      35,629,347
                                                          -----------

EXCHANGE TRADED FUND -- 0.7%
    3,300 SPDR Gold Trust (Cost $298,868) ...............     297,924
                                                          -----------
CASH EQUIVALENT -- 6.0%
2,280,891 PNC Institutional Money Market Trust,
0.050% (a) (Cost $2,280,891) ............................   2,280,891
                                                          -----------
Total Investments-- 99.9%
(Cost $40,378,307)++                                       38,208,162
Other Assets & Liabilities, Net-- 0.1%                         23,033
                                                          -----------
NET ASSETS-- 100.0%                                       $38,231,195
                                                          ===========

     ADR -- American Depositary Receipt


(a)  The rate reported is the effective yield at time of purchase.

+    Non-income producing security.


++ At March 31, 2009, the tax basis cost of the Fund's investments was $40,378,307, and the unrealized appreciation and depreciation were $818,226 and $(2,988,371) respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
                                                                  MARCH 31, 2009
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                                                                                                                         SOCIALLY
                                                EQUITY        BALANCED      INCOME        SMALL CAP    INTERNATIONAL   RESPONSIBLE
                                                 FUND           FUND          FUND        GROW FUND     EQUITY FUND        FUND
                                             ------------   ------------  ------------  -------------  -------------   -----------
Level 1 - Quoted Prices                      $218,011,111  $138,381,992  $    889,199   $  27,683,381  $   3,094,851   $38,208,162
Level 2 - Other Significant Observable
          Inputs                                 399,927             --   116,915,816              --     24,519,919            --
Level 3 - Significant Unobservable Inputs             --             --            --              --        153,778            --
                                             ------------   ------------  ------------  -------------  -------------   -----------

Total Market Value of Investments            $218,411,038   $138,381,992  $117,805,015  $  27,683,381  $  27,768,548   $38,208,162
                                             ============   ============  ============  =============  =============   ===========
                                                               EQUITY         INCOME     INTERNATIONAL
                                                                FUND           FUND       EQUITY FUND
                                                            ------------   ------------  ------------
Level 1 - Quoted Prices                                     $     60,936   $         --  $         --
Level 2 - Other Significant Observable
          Inputs                                                      --        (63,245)          595
Level 3 - Significant Unobservable Inputs                             --             --            --
                                                            ------------   ------------  ------------
Total  Market Value of Other Financial Instruments*         $     60,936   $    (63,245) $        595
                                                            ============   ============  ============

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as future contracts and forward currency contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)                       INCOME      INTERNATIONAL
                                                                FUND        EQUITY FUND
                                                            ------------   -------------
Balance as of December 31, 2008                             $    121,720   $     339,886
Accrued discounts/premiums                                            --              --
Realized loss                                                         --              --
Change in unrealized appreciation/(depreciation)                      --              --
Net purchases/sales                                                   --              --
Net transfers in and/or out of Level 3                          (121,720)       (186,108)
                                                            ------------   -------------
Balance as of March 31, 2009                                $         --   $     153,778
                                                            ============   =============

                                                                 WIL-QH-002-0200

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF FUND                                                     MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------


  SHARES                                                  VALUE
  ------                                                  -----
INVESTMENTS IN UNDERLYING FUNDS - 89.9%
   262,469  Wilshire Variable Insurance Trust
            Equity Fund* ...........................  $   3,204,746
   731,737  Wilshire Variable Insurance Trust
            Income Fund (B)* .......................      7,763,733
   167,523  Wilshire Variable Insurance Trust
            International Equity Fund* .............      1,294,953
   120,403  Wilshire Va iable Insurance Trust Small
            Cap Growth Fund*                                953,595
                                                      -------------
Total Investments in Underlying Funds
(Cost $18,923,338)                                       13,217,027
                                                      -------------

CASH EQUIVALENT - 10.0%
 1,468,245  PNC Institutional Money Market Trust,
            0.050%(A)...............................      1,468,245
                                                      -------------
Total Cash Equivalent
(Cost $1,468,245)                                         1,468,245
                                                      -------------
Total Investments - 99.9%
(Cost $20,391,583) +                                     14,685,272
Other Assets & Liabilities, Net - 0.1%                       15,017
                                                      -------------
NET ASSETS - 100.0%                                   $  14,700,289
                                                      =============

*    Affiliated Fund

(A)  Rate shown is the 7-day effective yield at March 31, 2009.

(B) The Fund's investment in the Wilshire Variable Insurance Trust Income Fund represents greater than 50% of the Fund's total investments. The Wilshire Variable Insurance Trust Income Fund seeks long-term total rate of return in excess of the U.S. bond market over a full market cycle. For further financial information, available upon request at no charge, on the Wilshire Variable Insurance Trust Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-888-200-6796.

+ At March 31, 2009, the tax basis cost of the Fund's investments was $20,391,583, and the unrealized appreciation and depreciation were $1,185 and $(5,707,496), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2025 ETF FUND                                                     MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------


  SHARES                                                  VALUE
  ------                                                  -----

INVESTMENTS IN UNDERLYING FUNDS - 82.2%
   243,855  Wilshire Variable Insurance Trust
            Equity Fund* ...........................  $   2,977,475
   355,101  Wilshire Variable Insurance Trust
            Income Fund* ...........................      3,767,627
   119,362  Wilshire Va iable Insurance Trust
            International Equity Fund* .............        922,667
    86,975  Wilshire Va iable Insurance Trust Small
            Cap Growth Fund* ........................       688,839
                                                      -------------
Total Investments in Underlying Funds
(Cost $12,653,297)                                        8,356,608
                                                      -------------

CASH EQUIVALENT - 17.6%
 1,789,615  PNC Institutional Money Market Trust,
            0.050% (A) .............................      1,789,615
                                                      -------------
Total Cash Equivalent
(Cost $1,789,615)                                         1,789,615
                                                      -------------
Total Investments - 99.8%
(Cost $14,442,912) +                                     10,146,223

Other Assets & Liabilities, Net - 0.2%                       21,996
                                                      -------------
NET ASSETS - 100.0%                                   $  10,168,219
                                                      =============

*    Affiliated Fund

(A)  Rate shown is the 7-day effective yield at March 31, 2009.

+ At March 31, 2009, the tax basis cost of the Fund's investments was $14,442,912, and the unrealized appreciation and depreciation were $636 and $(4,297,325), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2035 ETF FUND                                                     MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------


  SHARES                                                  VALUE
  ------                                                  -----

INVESTMENTS IN UNDERLYING FUNDS - 73.2%
   268,077  Wilshire Variable Insurance Trust
            Equity Fund* ...........................  $   3,273,220
   133,352  Wilshire Variable Insurance Trust
            Income Fund* ...........................      1,414,861
   132,746  Wilshire Variabl Insurance Trust
            International Equity Fund* .............      1,026,129
    87,155  Wilshire Variabl Insurance Trust
            Small Cap Growth Fund* .................        690,271
                                                      -------------
Total Investments in Underlying Funds
(Cost $10,585,387)                                        6,404,481
                                                      -------------

CASH EQUIVALENT - 26.3%
 2,305,456  PNC Institutional Money Market
            Trust, 0.050% (A) ......................      2,305,456
                                                      -------------
Total Cash Equivalent
(Cost $2,305,456)                                         2,305,456
                                                      -------------
Total Investments - 99.5%
(Cost $12,890,843) +                                      8,709,937

Other Assets & Liabilities, Net - 0.5%                       41,955
                                                      -------------
NET ASSETS - 100.0%                                   $   8,751,892
                                                      =============



*    Affiliated Fund

(A)  Rate shown is the 7-day effective yield at March 31, 2009.

+ At March 31, 2009, the tax basis cost of the Fund's investments was $12,890,843, and the unrealized appreciation and depreciation were $643 and $(4,181,549), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
                                                                  MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------


ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") --
In September 2006, the Financial Accounting Standards Board ("FASB") issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

     o    Level 1-- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds' net assets as of March 31, 2009 is as follows:

                                                  2015 MODERATE    2025 MODERATE     2035 MODERATE
                                                       FUND             FUND              FUND
                                                  -------------   --------------     -------------
Level 1 - Quoted Prices                           $  14,685,272    $  10,146,223     $   8,709,937
Level 2 - Other Significant Observable Inputs                --               --                --
Level 3 - Significant Unobservable Inputs                    --               --                --
                                                  -------------   --------------     -------------
Total Market Value of Investments                 $  14,685,272       10,146,223         8,709,937
                                                  =============   ==============     =============

WIL-QH-003-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

================================================================================

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Wilshire Variable Insurance Trust

                                               /s/ Lawrence E. Davanzo
By (Signature and Title)                       ---------------------------------
                                               Lawrence E. Davanzo, President
                                               (principal executive officer)

Date: May 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ Lawrence E. Davanzo
By (Signature and Title)                       ---------------------------------
                                               Lawrence E. Davanzo, President
                                               (principal executive officer)


Date: May 28, 2009

                                               /s/ Helen Thompson
By (Signature and Title)                       ---------------------------------
                                               Helen Thompson, Treasurer
                                               (principal financial officer)

Date: May 28, 2009